UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2024

Date of reporting period: November 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.23

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

SEMI-ANNUAL REPORT

January 23, 2024

This report provides management’s discussion of fund performance for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the semi-annual reporting period ended November 30, 2023.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	1.08%	2.06%

Class C Shares	0.71%	1.40%

Advisor Class Shares[1]	1.31%	2.42%

Bloomberg Municipal Bond Index	2.29%	4.28%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	1.47%	2.86%

Class C Shares	1.10%	2.10%

Advisor Class Shares[1]	1.50%	3.12%

Bloomberg Municipal Bond Index	2.29%	4.28%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	0.77%	1.74%

Class C Shares	0.39%	0.97%

Bloomberg Municipal Bond Index	2.29%	4.28%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	1.25%	3.47%

Class C Shares	0.98%	2.69%

Bloomberg Municipal Bond Index	2.29%	4.28%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	1.26%	2.65%

Class C Shares	0.88%	1.89%

Bloomberg Municipal Bond Index	2.29%	4.28%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	0.71%	2.16%

Class C Shares	0.33%	1.39%

Bloomberg Municipal Bond Index	2.29%	4.28%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	1.11%	2.56%

Class C Shares	0.74%	1.70%

Advisor Class Shares[1]	1.24%	2.72%

Bloomberg Municipal Bond Index	2.29%	4.28%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared with its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended November 30, 2023.

During both periods, all share classes of the Portfolios underperformed the benchmark, before sales charges. An overweight to municipal credit contributed, relative to the benchmark, for all Portfolios.

Arizona Portfolio: For the six-month period, the Portfolio underperformed the benchmark. Municipal credit and security selection detracted from performance. Specifically, security selection within miscellaneous revenue and health care detracted, while selection within water and sewer and prepay energy contributed.

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For the 12-month period, the Portfolio underperformed the benchmark. Municipal credit detracted from performance as did security selection. More specifically, security selection within miscellaneous revenue and senior living detracted, while selection within special tax and prepay energy contributed.

Massachusetts Portfolio: For the six-month period, the Portfolio underperformed the benchmark. Municipal credit and security selection detracted from overall performance. More specifically, security selection in miscellaneous revenue and senior living detracted, while selection within the private higher education and asset-backed sectors contributed.

For the 12-month period, the Portfolio underperformed the benchmark, as security selection detracted from performance. Security selection in health care and senior living detracted, while selection within the asset backed and public higher education sectors contributed.

Minnesota Portfolio: For the six-month period, the Portfolio underperformed the benchmark. Security selection and allocation to municipal credit detracted, while yield-curve positioning contributed. Security selection in health care and local general obligation detracted while selection in water and sewer contributed.

For the 12-month period, the Portfolio underperformed the benchmark. Security selection and allocation to municipal credit detracted, while yield-curve positioning contributed. Security selection in health care and electric utility detracted, while selections in water and sewer and airport/ports contributed.

New Jersey Portfolio: For the six-month period, the Portfolio underperformed the benchmark. Yield-curve positioning, municipal credit and security selection all detracted. Security selection in miscellaneous revenue and utility detracted, while selection in state lease and health care contributed.

For the 12-month period, the Portfolio underperformed the benchmark. Yield-curve positioning and municipal credit detracted from overall performance. Security selection in miscellaneous revenue and utility detracted, while selection in state lease and tobacco contributed.

Ohio Portfolio: For the six-month period, the Portfolio underperformed the benchmark. Both municipal credit and security selection detracted, while yield-curve positioning contributed. Security selection in health care and utility detracted, while selection in electric utility and miscellaneous revenue contributed.

For the 12-month period, the Portfolio underperformed the benchmark. Both municipal credit and security selection detracted, while yield-curve positioning contributed. Security selection in health care and private higher education detracted, while selection in the multi-family housing and special tax sectors contributed.

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Pennsylvania Portfolio: For the six-month period, the Portfolio underperformed the benchmark. Both municipal credit and security selection detracted. Security selection in public primary/secondary education and senior living detracted, while selection in health care and public higher education contributed.

For the 12-month period, the Portfolio underperformed the benchmark. Both municipal credit and security selection detracted. Security selection in health care and senior living detracted, while selection in the prefunded and state general obligation sectors contributed.

Virginia Portfolio: For the six-month period, the Portfolio underperformed the benchmark. Underperformance was a result of allocation to municipal credit and security selection. Security selection within senior living and ports detracted, while selection within the private higher education and prefunded sectors contributed.

For the 12-month period, the Portfolio underperformed the benchmark. Underperformance was a result of allocation to municipal credit and security selection. Security selection within state lease and ports detracted, while selection within the special tax and prefunded sectors contributed.

All Portfolios used derivatives in the form of interest rate swaps and Consumer Price Index (“CPI”) swaps for hedging purposes. CPI swaps had no material impact during either period and were not held by the Ohio Portfolio during the six-month period. Also, during the six-month period, interest rate swaps had no material impact on all Portfolios except Minnesota and Virginia, which detracted from performance. During the 12-month period, interest rate swaps added to performance for all Portfolios.

MARKET REVIEW AND INVESTMENT STRATEGY

For the six-month period ending November 30, 2023, the yield on a 10-Year AAA municipal bond rose modestly to 2.63% from 2.59% and the yield on the 10-Year US Treasury rose to 4.34% from 3.61%. After-tax spreads compressed across the curve, indicating municipals became more expensive relative to Treasuries. During this period, the market endured early performance headwinds, in which robust economic indicators, particularly a strong jobs print in September, led to concerns of the Fed elongating their tightening cycle. This roiled markets, giving back all the gains earned up to that point in the year. However, the market strongly rebounded with impressive November rally, which was the highest monthly performance for the municipal market since the early 1980s.

The Portfolios’ Senior Investment Management Team continues to focus on real after-tax return by investing in municipal bonds that generate income exempt from federal income taxes.

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The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	8.64%	0.00%

Massachusetts	1.65%	0.00%

Minnesota	0.00%	0.00%

New Jersey	17.24%	0.00%

Ohio	2.70%	0.00%

Pennsylvania	12.38%	0.31%

Virginia	1.71%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the

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DISCLOSURES AND RISKS (continued)

COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value

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DISCLOSURES AND RISKS (continued)

of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment

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DISCLOSURES AND RISKS (continued)

decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.05%	4.91%

1 Year	2.06%	-0.96%

5 Years	1.25%	0.64%

10 Years	2.37%	2.06%

CLASS C SHARES			2.40%	3.87%

1 Year	1.40%	0.40%

5 Years	0.51%	0.51%

10 Years[3]	1.62%	1.62%

ADVISOR CLASS SHARES[4]			3.38%	5.45%

1 Year	2.42%	2.42%

Since Inception[5]	-1.27%	-1.27%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.74% and 0.74% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.80%

5 Years	0.96%

10 Years	2.35%

CLASS C SHARES

1 Year	3.25%

5 Years	0.82%

10 Years[1]	1.91%

ADVISOR CLASS SHARES[2]

1 Year	5.29%

Since Inception[3]	-0.32%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.43%	5.55%

1 Year	2.86%	-0.24%

5 Years	1.52%	0.89%

10 Years	2.23%	1.92%

CLASS C SHARES			2.81%	4.55%

1 Year	2.10%	1.10%

5 Years	0.76%	0.76%

10 Years[3]	1.48%	1.48%

ADVISOR CLASS SHARES[4]			3.78%	6.12%

1 Year	3.12%	3.12%

5 Years	1.77%	1.77%

Since Inception[5]	1.24%	1.24%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.62% and 0.62% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.29%

5 Years	1.21%

10 Years	2.19%

CLASS C SHARES

1 Year	3.60%

5 Years	1.06%

10 Years[1]	1.73%

ADVISOR CLASS SHARES[2]

1 Year	5.75%

5 Years	2.07%

Since Inception[3]	1.55%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.49%	4.25%

1 Year	1.74%	-1.30%

5 Years	1.23%	0.61%

10 Years	2.04%	1.74%

CLASS C SHARES			1.84%	3.14%

1 Year	0.97%	-0.02%

5 Years	0.47%	0.47%

10 Years[3]	1.28%	1.28%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.27% and 2.02% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 15

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.09%

5 Years	0.89%

10 Years	2.00%

CLASS C SHARES

1 Year	2.42%

5 Years	0.74%

10 Years[1]	1.55%

1	Assumes conversion of Class C shares into Class A shares after eight years.

16 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.06%	5.27%

1 Year	3.47%	0.35%

5 Years	2.02%	1.41%

10 Years	2.71%	2.40%

CLASS C SHARES			2.42%	4.17%

1 Year	2.69%	1.69%

5 Years	1.28%	1.28%

10 Years[3]	1.96%	1.96%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.15% and 1.89% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.14%

5 Years	1.74%

10 Years	2.70%

CLASS C SHARES

1 Year	4.68%

5 Years	1.62%

10 Years[1]	2.24%

1	Assumes conversion of Class C shares into Class A shares after eight years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.02%	4.84%

1 Year	2.65%	-0.39%

5 Years	1.48%	0.87%

10 Years	2.26%	1.95%

CLASS C SHARES			2.38%	3.81%

1 Year	1.89%	0.89%

5 Years	0.72%	0.72%

10 Years[3]	1.50%	1.50%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.15% and 1.90% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.44%

5 Years	1.22%

10 Years	2.30%

CLASS C SHARES

1 Year	3.80%

5 Years	1.10%

10 Years[1]	1.86%

1	Assumes conversion of Class C shares into Class A shares after eight years.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.19%	5.06%

1 Year	2.16%	-0.94%

5 Years	1.43%	0.82%

10 Years	2.39%	2.08%

CLASS C SHARES			2.54%	4.03%

1 Year	1.39%	0.40%

5 Years	0.67%	0.67%

10 Years[3]	1.63%	1.63%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.18% and 1.93% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.25%

5 Years	1.11%

10 Years	2.34%

CLASS C SHARES

1 Year	2.64%

5 Years	0.95%

10 Years[1]	1.89%

1	Assumes conversion of Class C shares into Class A shares after eight years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.06%	4.99%

1 Year	2.56%	-0.53%

5 Years	1.49%	0.88%

10 Years	2.42%	2.11%

CLASS C SHARES			2.43%	3.97%

1 Year	1.70%	0.71%

5 Years	0.73%	0.73%

10 Years[3]	1.67%	1.67%

ADVISOR CLASS SHARES[4]			3.40%	5.55%

1 Year	2.72%	2.72%

5 Years	1.74%	1.74%

Since Inception[5]	1.36%	1.36%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.86%, 1.61% and 0.61% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.27%

5 Years	1.23%

10 Years	2.43%

CLASS C SHARES

1 Year	3.68%

5 Years	1.10%

10 Years[1]	1.99%

ADVISOR CLASS SHARES[2]

1 Year	5.72%

5 Years	2.09%

Since Inception[3]	1.72%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.80	$3.92	0.78%
Hypothetical**	$1,000	$1,021.10	$3.94	0.78%
Class C
Actual	$1,000	$1,007.10	$7.68	1.53%
Hypothetical**	$1,000	$1,017.35	$7.72	1.53%
Advisor Class
Actual	$1,000	$1,013.10	$2.67	0.53%
Hypothetical**	$1,000	$1,022.35	$2.68	0.53%

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.70	$3.88	0.77%
Hypothetical**	$1,000	$1,021.15	$3.89	0.77%
Class C
Actual	$1,000	$1,011.00	$7.64	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%
Advisor Class
Actual	$1,000	$1,015.00	$2.62	0.52%
Hypothetical**	$1,000	$1,022.40	$2.63	0.52%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,007.70	$4.32	0.86%
Hypothetical**	$1,000	$1,020.70	$4.34	0.86%
Class C
Actual	$1,000	$1,003.90	$8.07	1.61%
Hypothetical**	$1,000	$1,016.95	$8.12	1.61%

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New Jersey Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,012.50	$4.13	0.82%
Hypothetical**	$1,000	$1,020.90	$4.14	0.82%
Class C
Actual	$1,000	$1,009.80	$7.89	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%

AB Ohio Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,012.60	$4.03	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000	$1,008.80	$7.78	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,007.10	$4.27	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class C
Actual	$1,000	$1,003.30	$8.01	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

EXPENSE EXAMPLE (continued)

(unaudited)

AB Virginia Portfolio

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,011.10	$4.02	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000	$1,007.40	$7.78	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Advisor Class
Actual	$1,000	$1,012.40	$2.77	0.55%
Hypothetical**	$1,000	$1,022.25	$2.78	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1

November 30, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

BOND RATING SUMMARY1 (continued)

November 30, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

BOND RATING SUMMARY1 (continued)

November 30, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.4%
Long-Term Municipal Bonds – 96.4%
Arizona – 83.8%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$635	$635,796
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,028,615
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)	500	465,073
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	908,230
4.00%, 11/01/2050	2,000	1,749,227
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	250	210,162
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,487,872
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	840,499
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b)(c)(d)	300	18,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,354,469

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	$1,500	$1,624,863
Series 2021 4.00%, 02/01/2038	1,500	1,487,007
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	464,523
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043(b)(c)	1,000	550,000
5.00%, 05/01/2048(b)(c)	1,100	605,000
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	2,000	2,214,091
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,063,168
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,064,534
City of Buckeye AZ Excise Tax Revenue Series 2015 5.00%, 07/01/2035	3,450	3,536,918
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,679,749
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,617,689
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	785,524
Series 2019 5.00%, 07/01/2049	2,500	2,620,748
Series 2019-B 4.00%, 07/01/2038	2,200	2,158,477

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	$1,250	$987,986
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	5,000	5,039,168
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	880,389
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	891,834
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,502,044
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	250	243,470
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,007,274
5.00%, 07/01/2042	1,250	1,227,699
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	335	338,079
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	1,590	1,718,809

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	$1,200	$1,208,918
Series 2021 4.00%, 02/15/2051	580	451,033
4.00%, 02/15/2041	205	175,767
4.00%, 02/15/2046	345	279,317
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	990	679,405
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2035	2,000	2,082,673
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	832,581
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	418,483
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	768,121
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)	500	453,784
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,676,226
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	758,921
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	250	243,097

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	$2,500	$2,570,190
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,019,069
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,651,708
5.25%, 12/01/2023	650	650,000
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,203,038
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	668,576
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	227,989
University of Arizona (The) Series 2014 5.00%, 08/01/2033	1,765	1,777,711

		70,803,593

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	243,815

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	531,181

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	201,714

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 4.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$100	$77,268
Series 2023 5.25%, 10/01/2031	150	152,399
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	303,098
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	779,345
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	170	174,675
5.00%, 10/01/2040	705	715,365
Series 2022-A 5.00%, 10/01/2044	200	203,473
Territory of Guam Series 2019 5.00%, 11/15/2031	75	76,715
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	906,065

		3,388,403

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	341,777

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)	140	102,105
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	92,776

		194,881

38 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)		U.S. $ Value

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	$1,000		$1,001,541

Louisiana – 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500		464,565
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100		107,520

			572,085

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50		51,373

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300		244,023
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500		472,615

			716,638

Puerto Rico – 3.2%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	0	*	461
Zero Coupon, 07/01/2033	144		87,491
4.00%, 07/01/2033	103		96,037
4.00%, 07/01/2035	3		2,384
4.00%, 07/01/2046	103		85,625
5.625%, 07/01/2027	303		316,576
Series 2022-C 0.00%, 11/01/2043	18		9,304

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	$130	$126,725
5.25%, 07/01/2036	130	130,514
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	252,781
5.00%, 07/01/2035(a)	250	251,380
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,073
NATL Series 2007-V 5.25%, 07/01/2032	150	148,323
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	130	128,375
Series 2022-B Zero Coupon, 07/01/2032	100	64,743
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b)(c)	310	217,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	102,662
Series 2019-A 4.329%, 07/01/2040	105	99,388
5.00%, 07/01/2058	480	465,398

		2,684,240

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	146,878

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	281,184

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 0.4%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	$225	$230,938
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	72,544

		303,482

Total Municipal Obligations (cost $87,476,962)		81,462,785

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Non-Agency Fixed Rate CMBS – 1.1%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033 (cost $1,072,508)	1,001	922,323

	Shares
SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(e)(f)(g) (cost $601,743)	601,743	601,743

Total Investments – 98.2% (cost $89,151,213)		82,986,851
Other assets less liabilities – 1.8%		1,519,223

Net Assets – 100.0%		$84,506,074

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(420,435)	$	– 0	–	$(420,435)
USD	2,100	04/30/2030	1 Day SOFR	3.369%	Annual	(93,271)		– 0	–	(93,271)
USD	1,080	04/30/2030	1 Day SOFR	3.500%	Annual	(38,257)		– 0	–	(38,257)

						$(551,963)	$	– 0	–	$(551,963)

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$173,740	$	– 0	–	$173,740

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

*	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $7,129,134 or 8.4% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022	$336,463	$18,000	0.02%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	144,577	102,105	0.12%

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

42 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 91.5%
Long-Term Municipal Bonds – 91.1%
Massachusetts – 80.2%
City of Boston MA Series 2023 5.00%, 11/01/2041	$1,000	$1,131,719
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	3,060	3,537,397
City of Worcester MA AGM Series 2022 3.00%, 02/01/2046	2,600	2,036,094
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,266,475
Series 2018-A 5.00%, 01/01/2042	5,000	5,237,511
Series 2022-B 3.00%, 02/01/2045	4,965	4,006,206
Series 2022-C 5.00%, 10/01/2052	2,005	2,151,857
Series 2023 5.00%, 05/01/2053	2,000	2,152,494
Series 2023-B 5.00%, 05/01/2041	2,000	2,219,865
Commonwealth of Massachusetts Transportation Fund Revenue Series 2022 5.00%, 06/01/2050	2,000	2,128,634
Series 2022-B 5.00%, 06/01/2052	3,000	3,208,453
Series 2023 5.00%, 06/01/2053	1,405	1,510,658
Series 2023-B 5.00%, 06/01/2051	3,000	3,232,202
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,012,161
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,000	2,035,415
4.00%, 07/01/2040	1,000	1,013,412

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 07/01/2040	$2,000	$2,083,212
Series 2020 5.00%, 07/01/2050	3,000	3,102,900
Series 2023-A 5.25%, 07/01/2053	5,000	5,502,049
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040	600	674,235
5.00%, 02/01/2042	1,050	1,167,078
5.00%, 02/01/2044	1,500	1,656,886
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039 (Pre-refunded/ETM)	1,400	1,557,128
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,017,594
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,076,735
Series 2023-M 5.00%, 07/01/2034(a)	2,000	2,266,582
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,772,575
Series 2023 5.25%, 07/01/2048	2,000	2,096,658
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,956,949
5.00%, 10/01/2039	1,780	1,896,040
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,055	1,071,330

44 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	$700	$719,488
5.00%, 01/01/2035	735	754,419
5.00%, 01/01/2036	1,000	1,023,753
5.25%, 01/01/2042	1,000	1,013,202
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,058,779
5.00%, 10/01/2034	2,100	2,152,567
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	903,129
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030	350	337,228
4.00%, 07/01/2031	365	349,536
4.00%, 07/01/2040	2,000	1,699,719
4.00%, 07/01/2050	1,000	768,277
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,068,910
Massachusetts Development Finance Agency (Mass General Brigham Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,571,550
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,000,139
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,200	3,198,835
Series 2022 5.00%, 07/01/2052	1,000	985,634
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc. Obligated Group) Series 2017 4.00%, 10/01/2024(b)	250	248,447

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	$2,000	$1,789,882
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041	1,500	1,646,963
5.00%, 10/01/2042	5,000	5,458,996
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	845,262
5.00%, 07/15/2040	2,400	2,842,248
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	909,369
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2035	2,455	2,527,878
Series 2020-M 4.00%, 10/01/2050	1,000	813,970
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,881,918
5.00%, 07/01/2041	2,500	2,506,422
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,518,052
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,364,667
Series 2021-B 4.00%, 06/01/2050	1,000	812,920
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,291,808
Series 2020-A 4.00%, 07/01/2045	1,400	1,219,191

46 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021 4.00%, 07/01/2046	$1,270	$1,095,477
4.00%, 07/01/2051	1,000	832,725
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,055,714
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy/The) Series 2023 5.00%, 10/01/2032	1,300	1,531,860
5.00%, 10/01/2033	1,000	1,194,389
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	1,000,674
5.00%, 07/01/2044	3,000	2,933,586
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,535,790
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,097,193
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035	1,710	2,071,556
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	4,685	5,030,687
Series 2019-C 5.00%, 07/01/2049	1,000	1,022,717
Series 2021-E 5.00%, 07/01/2037	2,250	2,407,385
5.00%, 07/01/2051	1,000	1,026,504
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,143,792

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	$1,770	$1,807,446
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,080,089
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034	1,000	1,092,631
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	5,818,961
Town of Nantucket MA Series 2023 5.00%, 06/28/2024	1,000	1,008,177
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,254,257
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,031,651
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,690,291
Series 2020 3.013%, 11/01/2043	2,000	1,450,381

		190,275,595

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	395	428,031

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	700,051

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.4%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	$1,000	$1,030,739

Florida – 1.3%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,014,335
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	100	73,865

		3,088,200

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	385,796
Series 2023 5.25%, 10/01/2036	100	99,235
5.375%, 10/01/2043	200	192,435
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,545,605
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	359,626
5.00%, 10/01/2040	1,420	1,440,877
Territory of Guam Series 2019 5.00%, 11/15/2031	190	194,345
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	2,043,176

		6,261,095

Illinois – 0.8%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	663,150
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,077,979

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	$114	$113,863

		1,854,992

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	260	189,623

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	92,471

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,219,592

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	439,241
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,037,638

		1,476,879

Pennsylvania – 0.5%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	1,000	1,062,671

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	63	61,867
Zero Coupon, 07/01/2033	205	124,784
4.00%, 07/01/2033	100	93,329
5.375%, 07/01/2025	200	203,447

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.625%, 07/01/2027	$300	$313,234
5.625%, 07/01/2029	120	126,829
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	260	253,450
5.25%, 07/01/2036	230	230,909
5.25%, 07/01/2041	100	97,619
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	610	616,787
5.00%, 07/01/2035(b)	500	502,760
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	237,775
NATL Series 2007-V 5.25%, 07/01/2032	300	296,647
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	295	291,312
Series 2022-B Zero Coupon, 07/01/2032	220	142,434
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	575	402,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	187,951
Zero Coupon, 07/01/2046	1,000	293,843
Series 2019-A 4.329%, 07/01/2040	180	170,378
4.55%, 07/01/2040	22	21,377
5.00%, 07/01/2058	815	790,208

		5,459,440

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	310	275,954

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	$540	$523,584
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,013,656

		1,537,240

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,007,147

Total Long-Term Municipal Bonds (cost $225,048,546)		215,959,720

Short-Term Municipal Notes – 0.4%
Massachusetts – 0.4%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham Inc) Series 2011 3.20%, 07/01/2040(f) (cost $1,000,000)	1,000	1,000,000

Total Municipal Obligations (cost $226,048,546)		216,959,720

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.6%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031 (cost $1,506,768)	1,507	1,468,288

SHORT-TERM INVESTMENTS – 8.7%
U.S. Treasury Bills – 4.6%
U.S. Treasury Bill Zero Coupon, 02/01/2024 (cost $10,825,279)	10,925	10,825,938

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

Company	Shares	U.S. $ Value

Investment Companies – 4.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(g)(h)(i) (cost $9,729,157)	9,729,157	$9,729,157

Total Short-Term Investments (cost $20,554,436)		20,555,095

Total Investments – 100.8% (cost $248,109,750)		238,983,103
Other assets less liabilities – (0.8)%		(1,787,766)

Net Assets – 100.0%		$237,195,337

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$127,047	$	– 0	–	$127,047
USD	663	01/15/2025	2.613%	CPI#	Maturity	62,285		– 0	–	62,285
USD	662	01/15/2025	2.585%	CPI#	Maturity	62,935		– 0	–	62,935
USD	510	01/15/2025	4.028%	CPI#	Maturity	17,807		– 0	–	17,807
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(68,359)		– 0	–	(68,359)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(69,186)		(1,753)		(67,433)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(87,481)		– 0	–	(87,481)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(70,529)		– 0	–	(70,529)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	928,456		– 0	–	928,456
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	843,293		– 0	–	843,293
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(74,978)		– 0	–	(74,978)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	23,104		– 0	–	23,104
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(30,098)		– 0	–	(30,098)
USD	870	01/15/2030	1.572%	CPI#	Maturity	144,330		– 0	–	144,330
USD	870	01/15/2030	1.587%	CPI#	Maturity	143,149		– 0	–	143,149
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	82,348		– 0	–	82,348
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	82,682		– 0	–	82,682
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	43,184		– 0	–	43,184
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(30,890)		– 0	–	(30,890)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(41,656)		– 0	–	(41,656)

						$2,087,443		$(1,753)		$2,089,196

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value		Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,600	07/31/2030	1 Day SOFR	4.615%	Annual	$203,989		$	– 0	–	$203,989
USD	9,700	11/01/2030	1 Day SOFR	4.492%	Annual	294,548			– 0	–	294,548
USD	4,500	11/01/2030	1 Day SOFR	4.204%	Annual	59,108			– 0	–	59,108
USD	4,300	11/01/2030	1 Day SOFR	4.518%	Annual	137,349			– 0	–	137,349
USD	5,100	04/15/2032	3.101%	1 Day SOFR	Annual	383,692			– 0	–	383,692
USD	4,500	04/15/2032	3.250%	1 Day SOFR	Annual	286,902			– 0	–	286,902
USD	3,900	08/15/2033	3.962%	1 Day SOFR	Annual	– 0	–		– 0	–	– 0	–

						$1,365,588		$	– 0	–	$1,365,588

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	$313,770	$	– 0	–	$313,770

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $4,385,445 or 1.8% of net assets.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 -01/31/2023	$268,488	$189,623	0.08%

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

(i)	Affiliated investments.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 97.6%
Minnesota – 97.6%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,698,814
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	212,048
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029	300	301,282
5.00%, 11/01/2044	500	496,133
Series 2019 4.00%, 11/01/2041	850	738,319
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,031,669
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(a)	200	186,434
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,033,361
City of Minneapolis MN (Allina Health Obligated Group) Series 2023-A 5.00%, 11/15/2052	1,000	1,069,844
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036	2,000	2,063,424
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	207,474
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	200	197,821

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030	$1,500	$1,521,061
City of St. Paul MN Water Revenue Series 2023-A 4.00%, 12/01/2045	1,000	998,017
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	370,564
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	144,939
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	1,200	1,223,493
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	323,305
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	482,701
Series 2018-A 5.00%, 02/15/2048	1,000	1,007,146
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,532,465
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,013,600
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	101,865
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(a)	100	73,593
4.00%, 06/01/2051(a)	125	81,380

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	$420	$420,571
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	1,000	1,062,609
Minneapolis-St. Paul Metropolitan Airports Commission Series 2019-B 5.00%, 01/01/2035	2,000	2,133,370
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	1,000	881,715
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	506,634
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2018-A 5.00%, 10/01/2045	1,100	1,102,562
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	1,000	812,782
Series 2015-8 5.00%, 12/01/2032	750	771,815
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	810,557
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	51,141
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	759,808
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,002,871

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	$1,000	$870,463
3.00%, 02/01/2039	1,000	855,612
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033	235	245,817
5.00%, 01/01/2034	215	224,512
5.00%, 01/01/2041	700	715,171
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	1,000	1,038,839

Total Municipal Obligations (cost $34,208,438)		32,377,601

	Shares
SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(b)(c)(d) (cost $326,962)	326,962	326,962

Total Investments – 98.6% (cost $34,535,400)		32,704,563
Other assets less liabilities – 1.4%		462,533

Net Assets – 100.0%		$33,167,096

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$34,998	$	– 0	–	$34,998
USD	183	01/15/2025	2.585%	CPI#	Maturity	17,397		– 0	–	17,397
USD	182	01/15/2025	2.613%	CPI#	Maturity	17,098		– 0	–	17,098
USD	120	01/15/2025	4.028%	CPI#	Maturity	4,190		– 0	–	4,190
USD	680	01/15/2026	CPI#	3.765%	Maturity	(20,478)		– 0	–	(20,478)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(19,143)		(484)		(18,659)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(21,337)		– 0	–	(21,337)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(17,845)		– 0	–	(17,845)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	248,883		– 0	–	248,883
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	227,286		– 0	–	227,286
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(20,186)		– 0	–	(20,186)

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	620	01/15/2029	CPI#	3.735%	Maturity	$5,919	$	– 0	–	$5,919
USD	330	01/15/2029	CPI#	3.331%	Maturity	(7,946)		– 0	–	(7,946)
USD	255	01/15/2030	1.572%	CPI#	Maturity	42,303		– 0	–	42,303
USD	255	01/15/2030	1.587%	CPI#	Maturity	41,958		– 0	–	41,958
USD	300	01/15/2031	2.680%	CPI#	Maturity	21,951		– 0	–	21,951
USD	300	01/15/2031	2.782%	CPI#	Maturity	19,003		– 0	–	19,003
USD	250	01/15/2031	2.989%	CPI#	Maturity	10,796		– 0	–	10,796
USD	260	01/15/2032	CPI#	3.064%	Maturity	(8,031)		– 0	–	(8,031)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(11,400)		– 0	–	(11,400)

						$565,416		$(484)		$565,900

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	3,400	01/15/2027	1 Day SOFR	3.943%	Annual	$(58,279)	$	– 0	–	$(58,279)
USD	500	01/15/2027	1 Day SOFR	3.941%	Annual	(8,618)		– 0	–	(8,618)
USD	1,900	04/20/2028	1 Day SOFR	3.439%	Annual	(66,603)		– 0	–	(66,603)
USD	740	04/20/2028	1 Day SOFR	3.519%	Annual	(23,576)		– 0	–	(23,576)
USD	1,100	04/30/2030	1 Day SOFR	3.486%	Annual	(40,760)		– 0	–	(40,760)
USD	1,000	04/30/2030	1 Day SOFR	3.075%	Annual	(62,848)		– 0	–	(62,848)
USD	800	04/30/2030	1 Day SOFR	3.369%	Annual	(35,532)		– 0	–	(35,532)
USD	530	04/30/2030	1 Day SOFR	3.500%	Annual	(18,775)		– 0	–	(18,775)
USD	600	07/31/2030	1 Day SOFR	4.016%	Annual	(1,031)		– 0	–	(1,031)
USD	200	11/01/2030	1 Day SOFR	4.280%	Annual	3,546		– 0	–	3,546
USD	730	04/15/2032	3.149%	1 Day SOFR	Annual	52,226		– 0	–	52,226
USD	600	04/15/2032	3.081%	1 Day SOFR	Annual	46,040		– 0	–	46,040
USD	550	03/31/2033	3.171%	1 Day SOFR	Annual	40,924		– 0	–	40,924

						$(173,286)	$	– 0	–	$(173,286)

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	$86,611	$	– 0	–	$86,611

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $341,407 or 1.0% of net assets.

(b)	Affiliated investments.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.9%
Long-Term Municipal Bonds – 99.9%
New Jersey – 89.8%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,070,520
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044	1,000	1,002,622
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031	500	533,392
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	426,908
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,455,657
Jersey City Board of Education AGM Series 2023 4.125%, 08/15/2042	1,000	1,017,639
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,323,358
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	879,767
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	405,680
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	2,000	1,706,779
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032	1,050	1,037,377

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

NATL Series 1997-A 7.425%, 02/15/2029	$1,000	$1,064,505
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,500	1,488,676
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	747	738,308
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,035,667
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,000,488
5.125%, 01/01/2034	500	500,075
5.50%, 01/01/2027	1,000	1,000,832
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,500	2,448,686
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,849,502
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039(a)	1,000	1,076,821
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,165,388
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,584,280
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2017 5.00%, 07/01/2047	1,750	1,769,761

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041	$2,000	$1,954,570
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,910,610
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	950,888
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,441,438
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 06/15/2029	1,750	1,824,176
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,271,421
Series 2018-A 5.00%, 12/15/2035	1,750	1,873,275
Series 2023-A 5.00%, 06/15/2039	1,000	1,108,631
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	711,075
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058	1,000	1,012,300
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,226,203
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,005,232

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

BAM Series 2022 5.25%, 11/01/2052	$1,000	$1,053,323
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,495	2,500,952
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,900	2,903,437

		54,330,219

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	157,125

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	100,311

Delaware – 1.6%
Delaware River & Bay Authority Series 2019 4.00%, 01/01/2044	1,000	966,626

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	84,685

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	77,268
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,125
5.00%, 10/01/2040	655	664,630
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	681,017

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$440	$398,668

		1,975,708

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	311,170

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,373

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	500	61,944

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(e)	110	22,000
7.00%, 12/15/2043(c)(d)(e)	110	22,000

		44,000

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	165	145,569

Puerto Rico – 2.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	60,870
4.00%, 07/01/2033	100	93,329
4.00%, 07/01/2046	100	82,999
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	145	145,573
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2020-A
5.00%, 07/01/2030(b)	250	252,781

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$155	$153,563
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	150	148,125
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c)(d)	270	189,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	82,130
Series 2019-A 4.329%, 07/01/2040	70	66,259
5.00%, 07/01/2058	305	295,722

		1,570,351

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	145	129,075
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(e)	260	75,400

		204,475

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	237,552

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(b)	210	215,542

Total Municipal Obligations (cost $61,431,675)		60,456,650

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(e)(f)(g)	$10	$10,000
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(e)(f)(g)	15	15,000

Total Corporates – Non-Investment Grade (cost $25,000)		25,000

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(h)(i)(j) (cost $134,379)	134,379	134,379

Total Investments – 100.2% (cost $61,591,054)		60,616,029
Other assets less liabilities – (0.2)%		(94,418)

Net Assets – 100.0%		$60,521,611

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$44,586	$	– 0	–	$44,586
USD	233	01/15/2025	2.585%	CPI#	Maturity	22,151		– 0	–	22,151
USD	232	01/15/2025	2.613%	CPI#	Maturity	21,795		– 0	–	21,795
USD	870	01/15/2026	CPI#	3.611%	Maturity	(33,246)		– 0	–	(33,246)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(24,049)		– 0	–	(24,049)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	365,381		– 0	–	365,381
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	348,363		– 0	–	348,363
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(62,132)		– 0	–	(62,132)
USD	530	01/15/2029	CPI#	3.735%	Maturity	5,060		– 0	–	5,060
USD	240	01/15/2029	CPI#	3.408%	Maturity	(4,258)		– 0	–	(4,258)
USD	225	01/15/2030	1.572%	CPI#	Maturity	37,327		– 0	–	37,327
USD	225	01/15/2030	1.587%	CPI#	Maturity	37,021		– 0	–	37,021
USD	450	01/15/2031	2.782%	CPI#	Maturity	28,505		– 0	–	28,505
USD	370	01/15/2031	2.680%	CPI#	Maturity	27,073		– 0	–	27,073

						$813,577	$	– 0	–	$813,577

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

68 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,700	04/30/2030	1 Day SOFR	3.837%	Annual	$(23,915)	$	– 0	–	$(23,915)
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(62,181)		– 0	–	(62,181)
USD	1,300	07/31/2030	1 Day SOFR	3.806%	Annual	(19,773)		– 0	–	(19,773)

						$(105,869)	$	– 0	–	$(105,869)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA	*	Quarterly	$128,101	$	– 0	–	$128,101

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $1,154,330 or 1.9% of net assets.

(c)	Defaulted.

(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	110,000	22,000	0.04%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	110,000	22,000	0.04%

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	$258,237	$75,400	0.12%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023	05/31/2023	15,000	15,000	0.02%

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Fair valued by the Adviser.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

70 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.9%
Long-Term Municipal Bonds – 98.9%
Ohio – 88.8%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$979,371
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2034	1,000	1,033,757
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039	1,000	983,235
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,110	979,282
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	460,796
5.00%, 12/01/2037	1,700	1,742,334
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,032
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,178,122
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	480	380,631
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,693,136
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,416,851

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	$190	$168,782
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	680	681,104
5.80%, 05/20/2044	1,150	1,151,193
County of Franklin OH (First Community Village Obligated Group)
Series 2019
5.00%, 07/01/2049	150	119,759
County of Hamilton OH Series 2023 5.00%, 06/01/2042(b)	1,000	1,013,170
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	453,402
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	161,872
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(e)	450	130,500
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	220	226,037
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	370,209
JobsOhio Beverage System Series 2023 4.433%, 01/01/2033	1,000	973,346
Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028	800	875,213
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	1,000	971,661

72 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	$1,000	$1,003,535
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	612,002
Series 2021 1.50%, 02/01/2026	1,000	920,213
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,010,289
5.25%, 01/01/2052	1,000	1,004,808
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,026,265
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,784,340
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034	320	336,807
5.00%, 07/01/2042	2,045	2,097,464
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	2,000	2,100,708
Ohio State University (The) Series 2023 5.25%, 12/01/2046	2,000	2,215,072
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	2,000	2,230,489
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	385,900
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040	1,310	1,162,138
4.00%, 11/15/2041	725	631,866

abfunds.com	AB MUNICIPAL INCOME FUND II | 73

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	$1,000	$799,750
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,081,415
University of Toledo Series 2023-B 4.617% (SOFR + 0.90%), 06/01/2036(e)(f)	2,000	1,951,890

		42,523,746

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	151,707

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	100,311

California – 0.5%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	220,039
State of California
Series 2004
5.25%, 04/01/2029	5	5,008

		225,047

Connecticut – 0.9%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	415,771

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	77,268
Series 2023 5.25%, 10/01/2031	100	101,600

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	$615	$618,448
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,125
5.00%, 10/01/2038	540	549,852

		1,501,293

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	105	76,578

Kansas – 0.5%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	240	220,004

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,373

North Carolina – 0.7%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	354,462

Puerto Rico – 2.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	38	37,120
5.625%, 07/01/2029	60	63,414
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	120	116,977
5.25%, 07/01/2036	120	120,475
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	252,781

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$100	$99,073
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	100	98,750
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c)(d)	230	161,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	78,971
Series 2019-A 4.329%, 07/01/2040	70	66,259
5.00%, 07/01/2058	100	96,958

		1,191,778

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	111,272

Texas – 0.9%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	214,498
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	208,464

		422,962

Total Municipal Obligations (cost $50,464,725)		47,346,304

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(e)(g)(h) (cost $10,000)	10	10,000

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(i)(j)(k) (cost $818,786)	818,786	$818,786

Total Investments – 100.6% (cost $51,293,511)		48,175,090
Other assets less liabilities – (0.6)%		(285,075)

Net Assets – 100.0%		$47,890,015

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,900	01/15/2027	1 Day SOFR	4.217%	Annual	$(12,315)	$	– 0	–	$(12,315)
USD	1,400	01/15/2027	1 Day SOFR	4.113%	Annual	(14,549)		– 0	–	(14,549)
USD	1,000	01/15/2027	1 Day SOFR	3.596%	Annual	(29,827)		– 0	–	(29,827)
USD	900	04/30/2030	1 Day SOFR	3.706%	Annual	(19,495)		– 0	–	(19,495)
USD	1,200	07/31/2030	1 Day SOFR	4.016%	Annual	(2,061)		– 0	–	(2,061)
USD	900	07/31/2030	1 Day SOFR	3.897%	Annual	(7,362)		– 0	–	(7,362)
USD	300	03/31/2033	3.152%	1 Day SOFR	Annual	22,954		– 0	–	22,954

						$(62,655)	$	– 0	–	$(62,655)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$121,878	$	– 0	–	$121,878

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $1,795,414 or 3.7% of net assets.

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

(b)	When-Issued or delayed delivery security.

(c)	Non-income producing security.

(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 4.53% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	446,949	130,500	0.27%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	108,428	76,578	0.16%
University of Toledo Series 2023-B 4.617%, 06/01/2036	06/30/2023	2,000,000	1,951,890	4.08%

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2023.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Fair valued by the Adviser.

(i)	Affiliated investments.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

78 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.4%
Pennsylvania – 89.6%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	$1,600	$1,674,135
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(a)	495	487,361
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043 (Pre-refunded/ETM)	500	521,433
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	750	453,477
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	410,141
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	792,120
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,017,561
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	594,683
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	200	195,162
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	315	304,063

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036	$300	$277,780
4.00%, 05/01/2041	250	213,822
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	1,000	1,036,552
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,665,913
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	450	480,439
5.00%, 07/01/2035	750	797,703
5.00%, 07/01/2036	1,000	1,057,035
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	641,789
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,545,055
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	674,567
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,038,594
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	1,000	1,017,302

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	$765	$611,872
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	523,590
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	1,000	1,096,652
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	190,255
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,001,830
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	670	649,431
Series 2022-C 4.30% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	987,551
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	1,000	982,599
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	478,234
Series 2020-D 2.79%, 09/01/2043	1,000	719,041
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,000	1,052,041
5.00%, 12/01/2043	1,000	1,033,177

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.45% (MUNIPSA + 0.85%), 07/15/2041(b)	$1,000	$997,202
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	387,525
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	375	383,254
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	220	224,217
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	357,195
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	954,503
5.00%, 06/15/2050(a)	1,000	899,785
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	2,000	2,100,675
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(a)	500	485,434
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,020,156
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2040	1,200	1,295,528
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.524% (SOFR + 0.80%), 09/01/2040(a)(b)	2,000	1,948,521

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	$750	$778,896
Series 2023-A 5.25%, 09/01/2043	1,000	1,083,642
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033	500	531,478
5.00%, 12/01/2034	800	849,584
5.00%, 12/01/2035	500	529,144
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029	865	911,457
State Public School Building Authority (Pre-refunded – US Treasuries) AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	143,283

		43,104,439

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	146,289

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	100,311

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	77,268
Series 2023 5.25%, 10/01/2031	100	101,600
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	250	248,076
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	120	123,300
5.00%, 10/01/2040	525	532,718

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$75	$76,715
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	150	141,878

		1,301,555

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	315	311,346

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	35,961

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	395	395,942

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	180	172,501

Puerto Rico – 2.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	60,870
4.00%, 07/01/2033	100	93,329
5.625%, 07/01/2029	60	63,414
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2022-A 5.00%, 07/01/2037(a)	250	249,981
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,073
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	50	49,375
Series 2022-B Zero Coupon, 07/01/2032	100	64,743

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c)(d)	$225	$157,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	78,971
Series 2019-A 4.329%, 07/01/2040	65	61,526
5.00%, 07/01/2058	250	242,395

		1,221,177

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	106,821

Total Municipal Obligations (cost $48,514,612)		46,896,342

	Shares
SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(e)(f)(g) (cost $317,770)	317,770	317,770

Total Investments – 98.1% (cost $48,832,382)		47,214,112
Other assets less liabilities – 1.9%		906,495

Net Assets – 100.0%		$48,120,607

abfunds.com	AB MUNICIPAL INCOME FUND II | 85

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$(47,670)	$	– 0	–	$(47,670)
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(86,058)		– 0	–	(86,058)
USD	1,700	04/30/2030	1 Day SOFR	3.075%	Annual	(106,842)		– 0	–	(106,842)
USD	1,190	04/30/2030	1 Day SOFR	3.500%	Annual	(42,154)		– 0	–	(42,154)
USD	900	07/31/2030	1 Day SOFR	3.897%	Annual	(7,362)		– 0	–	(7,362)
USD	700	07/31/2030	1 Day SOFR	4.016%	Annual	(1,202)		– 0	–	(1,202)
USD	800	11/01/2030	1 Day SOFR	4.190%	Annual	9,796		– 0	–	9,796
USD	1,100	04/15/2032	3.229%	1 Day SOFR	Annual	71,931		– 0	–	71,931
USD	550	04/15/2032	3.221%	1 Day SOFR	Annual	36,304		– 0	–	36,304
USD	1,200	03/31/2033	3.206%	1 Day SOFR	Annual	85,295		– 0	–	85,295

						$(87,962)	$	– 0	–	$(87,962)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA	*	Quarterly	$118,247	$	– 0	–	$118,247

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $6,489,063 or 13.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2023.

(c)	Non-income producing security.

(d)	Defaulted.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.4% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 87

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 93.9%
Virginia – 68.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$1,000	$923,923
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	4,000	3,768,902
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	585,782
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,013,778
City of Richmond VA Public Utility Revenue Series 2016 5.00%, 01/15/2030 (Pre-refunded/ETM)	4,000	4,166,613
5.00%, 01/15/2034 (Pre-refunded/ETM)	5,000	5,208,266
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	2,966,830
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	974,310
Fairfax County Economic Development Authority Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	415	425,095
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,005,375
Series 2018-A 4.00%, 05/15/2048	1,500	1,401,125
Series 2022 4.00%, 05/15/2042	2,000	1,954,249

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Water Authority Series 2021 4.00%, 04/01/2040	$2,570	$2,617,435
4.00%, 04/01/2043	1,875	1,886,410
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,082,751
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,055,168
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	3,000	2,957,413
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,842,183
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035 (Pre-refunded/ETM)	4,000	4,360,220
Hampton Roads Transportation Accountability Commission (Pre-refunded – US Govt Agencies) Series 2021-A 5.00%, 07/01/2026 (Pre-refunded/ETM)	5,000	5,237,501
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	761,950
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,007,571
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,134,979
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,447,884

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	$1,750	$1,764,687
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	2,973,586
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	970	900,893
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,800,310
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,015,935
4.00%, 07/01/2038	1,550	1,550,415
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,158,921
5.00%, 09/01/2038	1,535	1,550,107
5.00%, 09/01/2043	1,000	993,097
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	954,814
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	1,085	1,006,442
5.00%, 12/01/2039	1,000	963,736
Southampton County Industrial Development Authority (PRTI-Virginia One LLC) Series 2023 4.875%, 11/01/2053	2,000	2,003,603
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	944,024

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	$2,400	$2,210,134
University of Virginia Series 2020 2.256%, 09/01/2050	1,000	578,813
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	133	120,386
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,000	901,060
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,615,420
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036	3,125	3,014,177
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,030,281
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,042,321
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035	2,000	2,036,119
5.00%, 07/01/2036	4,160	4,224,048
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,026
Series 2016-C 4.00%, 11/01/2034	2,000	2,043,261
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,851,409
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,186,623

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	$1,000	$889,415
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2039	5,000	4,693,760
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,172,449
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	3,350	3,358,556
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,256,971
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	4,000	4,011,799
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,049,412
5.00%, 01/01/2035	1,500	1,536,821

		135,209,544

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	455,122

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	200,622
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	747,782

		948,404

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia – 15.0%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	$2,330	$2,417,322
Series 2020-A 4.00%, 10/01/2035	2,000	2,024,896
Series 2021-A 5.00%, 10/01/2036	2,250	2,433,970
5.00%, 10/01/2046	5,000	5,198,338
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2010-B 6.50%, 10/01/2044	4,300	4,706,795
Series 2019 5.00%, 10/01/2034	1,500	1,603,604
AGM Series 2022 4.00%, 10/01/2052	3,000	2,807,989
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	1,145	1,215,769
5.00%, 07/01/2032	3,950	4,185,332
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2048	3,000	3,242,533

		29,836,548

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	103,101
5.00%, 01/01/2056	155	156,329

		259,430

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	1,015	731,932
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,070,619

abfunds.com	AB MUNICIPAL INCOME FUND II | 93

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2017-A 5.00%, 10/01/2036	$1,630	$1,674,829
Territory of Guam Series 2019 5.00%, 11/15/2031	190	194,344
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,241,309
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,571,020

		6,484,053

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,215,842

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	87,334

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	61,944

New York – 0.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,750	1,872,840

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	455,509

Puerto Rico – 3.2%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	43	42,221
Zero Coupon, 07/01/2033	369	224,449

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2033	$103	$96,037
4.00%, 07/01/2035	3	2,384
4.00%, 07/01/2046	103	85,625
5.375%, 07/01/2025	203	206,732
5.625%, 07/01/2027	303	316,576
Series 2022-C 0.00%, 11/01/2043	18	9,304
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	190	185,213
5.25%, 07/01/2036	225	225,890
5.25%, 07/01/2041	210	205,001
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	855	864,512
5.00%, 07/01/2035(a)	250	251,380
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	232,822
NATL Series 2007-V 5.25%, 07/01/2032	300	296,647
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	360	355,500
Series 2022-B Zero Coupon, 07/01/2032	100	64,743
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b)(c)	555	388,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	251,740
4.00%, 07/01/2040	295	266,191
5.00%, 07/01/2034	110	118,241
5.00%, 07/01/2035	115	123,076
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	176,105
Zero Coupon, 07/01/2046	1,000	293,843

abfunds.com	AB MUNICIPAL INCOME FUND II | 95

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$180	$170,378
5.00%, 07/01/2058	955	925,949

		6,379,059

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	262,601

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	504,192
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(b)(c)(d)(e)(f)	969	– 0	–

		504,192

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	657,232
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	72,544

		729,776

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,000,134

Total Long-Term Municipal Bonds (cost $195,944,894)		186,762,332

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 4.1%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2012 3.30%, 06/01/2034(g)	$3,150	$3,150,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.42%, 07/01/2052(g)	3,650	3,650,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 3.42%, 07/01/2042(g)	1,310	1,310,000

Total Short-Term Municipal Notes (cost $8,110,000)		8,110,000

Total Municipal Obligations (cost $204,054,894)		194,872,332

	Shares
SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(h)(i)(j) (cost $626,614)	626,614	626,614

Total Investments – 98.3% (cost $204,681,508)		195,498,946
Other assets less liabilities – 1.7%		3,464,120

Net Assets – 100.0%		$198,963,066

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$139,032	$	– 0	–	$139,032
USD	725	01/15/2025	2.585%	CPI#	Maturity	68,924		– 0	–	68,924
USD	725	01/15/2025	2.613%	CPI#	Maturity	68,110		– 0	–	68,110
USD	470	01/15/2025	4.028%	CPI#	Maturity	16,410		– 0	–	16,410
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(55,226)		– 0	–	(55,226)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(75,903)		(1,924)		(73,979)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(96,015)		– 0	–	(96,015)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(75,203)		– 0	–	(75,203)

abfunds.com	AB MUNICIPAL INCOME FUND II | 97

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	$886,093	$	– 0	–	$886,093
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	794,438		– 0	–	794,438
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(81,706)		– 0	–	(81,706)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	25,300		– 0	–	25,300
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(42,532)		– 0	–	(42,532)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	228,107		– 0	–	228,107
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	226,242		– 0	–	226,242
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	85,515		– 0	–	85,515
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	89,998		– 0	–	89,998
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	46,639		– 0	–	46,639
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(32,435)		– 0	–	(32,435)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(46,479)		– 0	–	(46,479)

						$2,169,309		$(1,924)		$2,171,233

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,900	04/30/2030	1 Day SOFR	3.075%	Annual	$(433,652)	$	– 0	–	$(433,652)
USD	2,100	04/30/2030	1 Day SOFR	3.369%	Annual	(93,271)		– 0	–	(93,271)
USD	6,400	07/31/2030	1 Day SOFR	4.016%	Annual	(10,993)		– 0	–	(10,993)
USD	3,300	07/31/2030	1 Day SOFR	3.806%	Annual	(50,193)		– 0	–	(50,193)
USD	3,300	07/31/2030	1 Day SOFR	4.504%	Annual	96,663		– 0	–	96,663
USD	2,300	11/01/2030	1 Day SOFR	4.105%	Annual	17,058		– 0	–	17,058

						$(474,388)	$	– 0	–	$(474,388)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$307,546	$	– 0	–	$307,546

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $7,565,487 or 3.8% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5,00%, 11/15/2036	05/22/2015	$978,356	$	– 0	–		0.00%

(f)	Fair valued by the Adviser.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 99

STATEMENT OF ASSETS & LIABILITIES

November 30, 2023 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $88,549,470 and $238,380,593, respectively)	$82,385,108		$229,253,946
Affiliated issuers (cost $601,743 and $9,729,157, respectively)	601,743		9,729,157
Cash	49		24,468
Cash collateral due from broker	249,428		594,998
Interest receivable	1,432,245		3,396,767
Unrealized appreciation on interest rate swaps	173,740		313,770
Receivable for shares of beneficial interest sold	5,847		190,760
Affiliated dividends receivable	910		53,366
Receivable for terminated centrally cleared interest rate swaps	– 0	–	24,553
Receivable due from Adviser	22,473		20,592

Total assets	84,871,543		243,602,377

Liabilities
Payable for investment securities purchased	– 0	–	5,420,220
Payable for shares of beneficial interest redeemed	89,824		420,758
Custody and accounting fees payable	106,389		116,609
Dividends payable	11,003		126,692
Payable for variation margin on centrally cleared swaps	20,886		72,317
Administrative fee payable	38,305		37,768
Advisory fee payable	30,605		83,848
Payable for terminated centrally cleared interest rate swaps	– 0	–	48,853
Audit and tax fee payable	22,665		23,655
Distribution fee payable	16,067		20,644
Trustees’ fees payable	4,523		4,906
Transfer Agent fee payable	1,554		1,369
Accrued expenses	23,648		29,401

Total liabilities	365,469		6,407,040

Net Assets	$84,506,074		$237,195,337

Composition of Net Assets
Shares of beneficial interest, at par	$83,643		$230,459
Additional paid-in capital	91,972,809		245,026,190
Accumulated loss	(7,550,378)		(8,061,312)

	$84,506,074		$237,195,337

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$69,446,884	6,873,841	$10.10	*

Class C	$2,550,043	252,742	$10.09

Advisor Class	$12,509,147	1,237,753	$10.11

AB Massachusetts Portfolio

Class A	$81,633,423	7,928,005	$10.30	*

Class C	$5,181,668	504,261	$10.28

Advisor Class	$150,380,246	14,613,665	$10.29

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $10.41 and $10.62, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $34,208,438 and $61,456,675, respectively)	$32,377,601		$60,481,650
Affiliated issuers (cost $326,962 and $134,379, respectively)	326,962		134,379
Cash collateral due from broker	239,581		182,297
Interest receivable	450,510		1,033,668
Unrealized appreciation on interest rate swaps	86,611		128,101
Receivable for investment securities sold	– 0	–	75,000
Receivable for shares of beneficial interest sold	272		50,822
Receivable due from Adviser	12,763		22,716
Affiliated dividends receivable	1,797		2,676

Total assets	33,496,097		62,111,309

Liabilities
Payable for investment securities purchased	– 0	–	1,060,460
Payable for shares of beneficial interest redeemed	131,298		277,623
Custody and accounting fees payable	92,248		92,280
Audit and tax fee payable	23,655		23,655
Payable for variation margin on centrally cleared swaps	19,657		23,449
Dividends payable	4,116		28,361
Advisory fee payable	10,712		20,713
Legal fee payable	15,970		13,121
Distribution fee payable	8,919		14,343
Administrative fee payable	– 0	–	17,988
Trustees’ fees payable	4,328		4,403
Transfer Agent fee payable	1,694		1,504
Accrued expenses	16,404		11,798

Total liabilities	329,001		1,589,698

Net Assets	$33,167,096		$60,521,611

Composition of Net Assets
Shares of beneficial interest, at par	$35,391		$67,240
Additional paid-in capital	34,715,415		61,720,815
Accumulated loss	(1,583,710)		(1,266,444)

	$33,167,096		$60,521,611

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$31,730,383	3,385,948	$9.37	*

Class C	$1,436,713	153,138	$9.38

AB New Jersey Portfolio

Class A	$59,135,928	6,570,208	$9.00	*

Class C	$1,385,683	153,836	$9.01

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $9.66 and $9.28, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 101

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio	AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $50,474,725 and $48,514,612, respectively)	$47,356,304	$46,896,342
Affiliated issuers (cost $818,786 and $317,770, respectively)	818,786	317,770
Cash collateral due from broker	186,726	213,007
Interest receivable	649,072	718,042
Unrealized appreciation on interest rate swaps	121,878	118,247
Receivable for shares of beneficial interest sold	4,390	104,973
Receivable due from Adviser	15,969	14,204
Receivable for investment securities sold	25,000	– 0	–
Affiliated dividends receivable	3,434	1,518

Total assets	49,181,559	48,384,103

Liabilities
Payable for investment securities purchased	1,011,730	– 0	–
Custody and accounting fees payable	96,258	91,757
Payable for shares of beneficial interest redeemed	72,700	61,323
Audit and tax fee payable	23,655	22,665
Advisory fee payable	15,976	17,382
Payable for variation margin on centrally cleared swaps	17,303	15,664
Legal fee payable	13,106	13,087
Dividends payable	11,171	12,535
Distribution fee payable	11,802	10,054
Trustees’ fees payable	4,379	4,376
Transfer Agent fee payable	1,511	1,523
Accrued expenses	11,953	13,130

Total liabilities	1,291,544	263,496

Net Assets	$47,890,015	$48,120,607

Composition of Net Assets
Shares of beneficial interest, at par	$52,468	$50,715
Additional paid-in capital	53,851,810	50,670,480
Accumulated loss	(6,014,263)	(2,600,588)

	$47,890,015	$48,120,607

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$46,393,358	5,082,706	$9.13	*

Class C	$1,496,657	164,082	$9.12

AB Pennsylvania Portfolio

Class A	$47,500,146	5,006,106	$9.49	*

Class C	$620,461	65,381	$9.49

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $9.41 and $9.78, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

102 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $204,054,894)	$194,872,332
Affiliated issuers (cost $626,614)	626,614
Cash	82
Cash collateral due from broker	972,234
Interest receivable	2,781,960
Receivable for shares of beneficial interest sold	368,936
Unrealized appreciation on interest rate swaps	307,546
Receivable due from Adviser	16,523
Affiliated dividends receivable	5,022

Total assets	199,951,249

Liabilities
Payable for shares of beneficial interest redeemed	417,941
Custody and accounting fees payable	125,017
Payable for variation margin on centrally cleared swaps	120,056
Advisory fee payable	71,674
Payable for investment securities purchased	63,837
Dividends payable	63,086
Administrative fee payable	38,281
Distribution fee payable	27,024
Trustees’ fees payable	4,870
Transfer Agent fee payable	1,923
Accrued expenses	54,474

Total liabilities	988,183

Net Assets	$198,963,066

Composition of Net Assets
Shares of beneficial interest, at par	$193,340
Additional paid-in capital	211,584,488
Accumulated loss	(12,814,762)

$198,963,066

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$110,377,587	10,726,530	$10.29	*

Class C	$6,184,363	602,559	$10.26

Advisor Class	$82,401,116	8,004,883	$10.29

*	The maximum offering price per share for Class A shares was $10.61 which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 103

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (unaudited)

	AB Arizona	AB Massachusetts
Investment Income
Interest	$1,630,379	$3,707,076
Dividends – Affiliated issuers	8,302	120,943
Other income	468	2,746

Total income	1,639,149	3,830,765

Expenses
Advisory fee (see Note B)	197,661	462,654
Distribution fee – Class A	89,959	104,721
Distribution fee – Class C	14,578	27,627
Transfer agency – Class A	15,862	12,386
Transfer agency – Class C	660	899
Transfer agency – Advisor Class	2,863	17,183
Administrative	41,179	41,428
Custody and accounting	34,535	37,652
Audit and tax	22,351	23,341
Legal	17,523	18,064
Registration fees	9,837	12,215
Trustees’ fees	9,022	9,741
Printing	8,964	10,670
Miscellaneous	10,256	11,996

Total expenses	475,250	790,577
Less: expenses waived and reimbursed by the Adviser (see Note B)	(136,940)	(126,417)

Net expenses	338,310	664,160

Net investment income	1,300,839	3,166,605

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(117,305)	(1,225,170)
Swaps	1,291,521	(626,540)
Net change in unrealized appreciation (depreciation) of:
Investments	(43,404)	2,594,824
Swaps	(1,620,864)	707,230

Net gain (loss) on investment transactions	(490,052)	1,450,344

Net Increase in Net Assets from Operations	$810,787	$4,616,949

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$591,746	$1,259,868
Dividends – Affiliated issuers	11,958	34,845
Other income	87	765

Total income	603,791	1,295,478

Expenses
Advisory fee (see Note B)	76,508	136,789
Distribution fee – Class A	40,521	74,141
Distribution fee – Class C	7,936	7,410
Transfer agency – Class A	14,645	16,695
Transfer agency – Class C	785	438
Administrative	43,739	46,632
Custody and accounting	25,918	30,329
Audit and tax	23,341	23,342
Legal	16,714	17,362
Trustees’ fees	8,663	8,819
Printing	7,011	8,675
Registration fees	3,744	4,580
Miscellaneous	7,320	7,793

Total expenses before bank overdraft expense	276,845	383,005
Bank overdraft expense	1,470	921

Total expenses	278,315	383,926
Less: expenses waived and reimbursed by the Adviser (see Note B)	(126,642)	(128,898)

Net expenses	151,673	255,028

Net investment income	452,118	1,040,450

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(29,998)	(202,678)
Swaps	9,315	(49,837)
Net change in unrealized appreciation (depreciation) of:
Investments	(15,905)	56,327
Swaps	(194,976)	(96,827)

Net loss on investment transactions	(231,564)	(293,015)

Net Increase in Net Assets from Operations	$220,554	$747,435

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$923,839	$993,861
Dividends – Affiliated issuers	18,307	13,933
Other income	219	166

Total income	942,365	1,007,960

Expenses
Advisory fee (see Note B)	109,737	110,822
Distribution fee – Class A	59,074	60,528
Distribution fee – Class C	7,562	4,158
Transfer agency – Class A	16,747	17,059
Transfer agency – Class C	578	306
Administrative	44,397	44,397
Custody and accounting	31,526	30,171
Audit and tax	23,341	22,351
Legal	17,331	17,322
Printing	8,852	10,319
Trustees’ fees	8,759	8,758
Registration fees	4,432	6,267
Miscellaneous	7,700	7,607

Total expenses before bank overdraft expense	340,036	340,065
Bank overdraft expense	1,235	86

Total expenses	341,271	340,151
Less: expenses waived and reimbursed by the Adviser (see Note B)	(139,701)	(127,942)

Net expenses	201,570	212,209

Net investment income	740,795	795,751

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(183,849)	(354,077)
Swaps	(40,510)	616,190
Net change in unrealized appreciation (depreciation) of:
Investments	154,606	(4,500)
Swaps	(116,167)	(787,837)

Net loss on investment transactions	(185,920)	(530,224)

Net Increase in Net Assets from Operations	$554,875	$265,527

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$3,509,239
Dividends – Affiliated issuers	109,161
Other income	2,348

Total income	3,620,748

Expenses
Advisory fee (see Note B)	457,245
Distribution fee – Class A	139,387
Distribution fee – Class C	32,845
Transfer agency – Class A	17,936
Transfer agency – Class C	1,132
Transfer agency – Advisor Class	13,665
Administrative	41,405
Custody and accounting	40,447
Audit and tax	23,342
Legal	18,193
Printing	10,841
Registration fees	10,203
Trustees’ fees	9,713
Miscellaneous	11,731

Total expenses	828,085
Less: expenses waived and reimbursed by the Adviser (see Note B)	(99,477)

Net expenses	728,608

Net investment income	2,892,140

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(1,383,702)
Swaps	(608,151)
Net change in unrealized appreciation (depreciation) of:
Investments	1,344,454
Swaps	(301,772)

Net loss on investment transactions	(949,171)

Net Increase in Net Assets from Operations	$1,942,969

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,300,839	$2,834,934
Net realized gain (loss) on investment transactions	1,174,216	(97,682)
Net change in unrealized appreciation (depreciation) of investments	(1,664,268)	(4,312,158)

Net increase (decrease) in net assets from operations	810,787	(1,574,906)
Distributions to Shareholders
Class A	(987,652)	(2,453,678)
Class C	(29,036)	(85,382)
Advisor Class	(194,601)	(323,906)
Transactions in Shares of Beneficial Interest
Net decrease	(7,603,636)	(14,781,893)

Total decrease	(8,004,138)	(19,219,765)
Net Assets
Beginning of period	92,510,212	111,729,977

End of period	$84,506,074	$92,510,212

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,166,605	$5,726,699
Net realized gain (loss) on investment transactions	(1,851,710)	1,089,886
Net change in unrealized appreciation (depreciation) of investments	3,302,054	(8,428,052)

Net increase (decrease) in net assets from operations	4,616,949	(1,611,467)
Distributions to Shareholders
Class A	(1,224,750)	(2,606,046)
Class C	(60,108)	(148,949)
Advisor Class	(1,858,812)	(3,223,039)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	32,155,333	(11,005,961)

Total increase (decrease)	33,628,612	(18,595,462)
Net Assets
Beginning of period	203,566,725	222,162,187

End of period	$237,195,337	$203,566,725

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$452,118	$965,581
Net realized gain (loss) on investment transactions	(20,683)	186,735
Net change in unrealized appreciation (depreciation) of investments	(210,881)	(1,693,300)

Net increase (decrease) in net assets from operations	220,554	(540,984)
Distributions to Shareholders
Class A	(384,662)	(977,061)
Class C	(12,827)	(41,726)
Transactions in Shares of Beneficial Interest
Net decrease	(2,329,409)	(13,115,480)

Total decrease	(2,506,344)	(14,675,251)
Net Assets
Beginning of period	35,673,440	50,348,691

End of period	$33,167,096	$35,673,440

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,040,450	$1,875,610
Net realized loss on investment transactions	(252,515)	(103,870)
Net change in unrealized appreciation (depreciation) of investments	(40,500)	(1,625,960)

Net increase in net assets from operations	747,435	145,780
Distributions to Shareholders
Class A	(998,104)	(1,907,453)
Class C	(19,349)	(47,615)
Transactions in Shares of Beneficial Interest
Net decrease	(761,129)	(995,078)

Total decrease	(1,031,147)	(2,804,366)
Net Assets
Beginning of period	61,552,758	64,357,124

End of period	$60,521,611	$61,552,758

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$740,795	$1,615,055
Net realized loss on investment transactions	(224,359)	(649,429)
Net change in unrealized appreciation (depreciation) of investments	38,439	(1,786,894)

Net increase (decrease) in net assets from operations	554,875	(821,268)
Distributions to Shareholders
Class A	(693,831)	(1,609,700)
Class C	(16,547)	(35,703)
Transactions in Shares of Beneficial Interest
Net decrease	(3,057,449)	(19,645,557)

Total decrease	(3,212,952)	(22,112,228)
Net Assets
Beginning of period	51,102,967	73,215,195

End of period	$47,890,015	$51,102,967

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$795,751	$1,518,588
Net realized gain (loss) on investment transactions	262,113	(988,352)
Net change in unrealized appreciation (depreciation) of investments	(792,337)	(1,231,199)

Net increase (decrease) in net assets from operations	265,527	(700,963)
Distributions to Shareholders
Class A	(745,822)	(1,541,606)
Class C	(9,571)	(21,648)
Transactions in Shares of Beneficial Interest
Net decrease	(2,500,176)	(5,648,882)

Total decrease	(2,990,042)	(7,913,099)
Net Assets
Beginning of period	51,110,649	59,023,748

End of period	$48,120,607	$51,110,649

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,892,140	$5,255,709
Net realized loss on investment transactions	(1,991,853)	(1,665,130)
Net change in unrealized appreciation (depreciation) of investments	1,042,682	(5,506,022)

Net increase (decrease) in net assets from operations	1,942,969	(1,915,443)
Distributions to Shareholders
Class A	(1,449,944)	(3,091,853)
Class C	(60,938)	(138,559)
Advisor Class	(1,211,287)	(2,222,100)
Transactions in Shares of Beneficial Interest
Net decrease	(8,127,652)	(17,651,484)

Total decrease	(8,906,852)	(25,019,439)
Net Assets
Beginning of period	207,869,918	232,889,357

End of period	$198,963,066	$207,869,918

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the

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NOTES TO FINANCIAL STATEMENTS (continued)

“Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2023:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$81,462,785		$	– 0	–	$81,462,785
Commercial Mortgage-Backed Securities		– 0	–	922,323			– 0	–	922,323
Short-Term Investments		601,743		– 0	–		– 0	–	601,743

Total Investments in Securities		601,743		82,385,108			– 0	–	82,986,851
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	173,740			– 0	–	173,740
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(551,963)			– 0	–	(551,963	)(b)

Total		$601,743		$82,006,885		$	– 0	–	$82,608,628

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$215,959,720		$	– 0	–	$215,959,720
Short-Term Municipal Notes		– 0	–	1,000,000			– 0	–	1,000,000
Asset-Backed Securities		– 0	–	1,468,288			– 0	–	1,468,288
Short-Term Investments:
U.S. Treasury Bills		– 0	–	10,825,938			– 0	–	10,825,938
Investment Companies		9,729,157		– 0	–		– 0	–	9,729,157

Total Investments in Securities		9,729,157		229,253,946			– 0	–	238,983,103
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,560,620			– 0	–	2,560,620	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,365,588			– 0	–	1,365,588	(b)
Interest Rate Swaps		– 0	–	313,770			– 0	–	313,770
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(473,177)			– 0	–	(473,177	)(b)

Total		$9,729,157		$233,020,747		$	– 0	–	$242,749,904

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$32,377,601		$	– 0	–	$32,377,601
Short-Term Investments		326,962		– 0	–		– 0	–	326,962

Total Investments in Securities		326,962		32,377,601			– 0	–	32,704,563
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	691,782			– 0	–	691,782	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	142,736			– 0	–	142,736	(b)
Interest Rate Swaps		– 0	–	86,611			– 0	–	86,611
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(126,366)			– 0	–	(126,366	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(316,022)			– 0	–	(316,022	)(b)

Total		$326,962		$32,856,342		$	– 0	–	$33,183,304

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$60,456,650		$	– 0	–	$60,456,650
Corporates – Non-Investment Grade		– 0	–	– 0	–		25,000		25,000
Short-Term Investments		134,379		– 0	–		– 0	–	134,379

Total Investments in Securities		134,379		60,456,650			25,000		60,616,029
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	937,262			– 0	–	937,262	(b)
Interest Rate Swaps		– 0	–	128,101			– 0	–	128,101
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(123,685)			– 0	–	(123,685	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(105,869)			– 0	–	(105,869	)(b)

Total		$134,379		$61,292,459			$25,000		$61,451,838

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$47,346,304		$	– 0	–	$47,346,304
Corporates – Non-Investment Grade		– 0	–	– 0	–		10,000		10,000
Short-Term Investments		818,786		– 0	–		– 0	–	818,786

Total Investments in Securities		818,786		47,346,304			10,000		48,175,090
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	22,954			– 0	–	22,954	(b)
Interest Rate Swaps		– 0	–	121,878			– 0	–	121,878
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(85,609)			– 0	–	(85,609	)(b)

Total		$818,786		$47,405,527			$10,000		$48,234,313

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$46,896,342		$	– 0	–	$46,896,342
Short-Term Investments		317,770		– 0	–		– 0	–	317,770

Total Investments in Securities		317,770		46,896,342			– 0	–	47,214,112
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	203,326			– 0	–	203,326	(b)
Interest Rate Swaps		– 0	–	118,247			– 0	–	118,247
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(291,288)			– 0	–	(291,288	)(b)

Total		$317,770		$46,926,627		$	– 0	–	$47,244,397

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$186,762,332			$0	(c)	$186,762,332
Short-Term Municipal Notes		– 0	–	8,110,000			– 0	–	8,110,000
Short-Term Investments		626,614		– 0	–		– 0	–	626,614

Total Investments in Securities		626,614		194,872,332			0	(c)	195,498,946
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,674,808			– 0	–	2,674,808	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	113,721			– 0	–	113,721	(b)
Interest Rate Swaps		– 0	–	307,546			– 0	–	307,546
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(505,499)			– 0	–	(505,499	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(588,109)			– 0	–	(588,109	)(b)

Total		$626,614		$196,874,799			$0	(c)	$197,501,413

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Fund held securities with zero market value at period end.

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3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2023 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2023, such reimbursements/waivers amounted to $136,742, $123,391, $82,636, $99,543, $94,880, $83,218 and $96,975 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2023, the reimbursement for such services amounted to $41,179, $41,428, $0, $46,632, $0, $0 and $41,405 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively. For the six months ended November 30, 2023, the Adviser voluntarily agreed to waive such fees in the amount of $43,739, $28,644, $44,397 and $44,397 for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services

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for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2023, such compensation retained by ABIS amounted to: $8,999, $10,890, $8,834, $9,027, $9,003, $9,009 and $10,085 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2023, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$ – 0	–	$	– 0	–	$	– 0	–
AB Massachusetts	28			– 0	–		1,160
AB Minnesota	– 0	–		– 0	–		129
AB New Jersey	– 0	–		– 0	–		6
AB Ohio	– 0	–		– 0	–		59
AB Pennsylvania	43			– 0	–		– 0	–
AB Virginia	– 0	–		– 0	–		40

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2023, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$198	Ohio	$424
Massachusetts	3,026	Pennsylvania	327
Minnesota	267	Virginia	2,502
New Jersey	711

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A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the six months ended November 30, 2023 is as follows:

Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/23 (000)	Dividend Income (000)
AB Arizona	$366	$6,411	$6,175	$602	$8
AB Massachusetts	288	65,564	56,123	9,729	121
AB Minnesota	813	2,885	3,371	327	12
AB New Jersey	2,657	7,778	10,301	134	35
AB Ohio	373	9,293	8,847	819	18
AB Pennsylvania	1,301	5,494	6,477	318	14
AB Virginia	5,178	22,651	27,202	627	109

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,299,439
AB Massachusetts	4,190,872
AB Minnesota	2,896,769
AB New Jersey	3,852,178
AB Ohio	4,095,353
AB Pennsylvania	3,614,593
AB Virginia	3,562,265

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2023, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$696,898	$	– 0	–	$4,457,882	$	– 0	–
AB Massachusetts	45,783,135		– 0	–	16,680,915		– 0	–
AB Minnesota	191,386		– 0	–	770,423		– 0	–
AB New Jersey	4,790,700		– 0	–	4,510,837		– 0	–
AB Ohio	6,218,540		– 0	–	9,975,866		– 0	–
AB Pennsylvania	5,827,679		– 0	–	6,442,035		– 0	–
AB Virginia	14,025,808		– 0	–	14,818,643		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Depreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$534,844	$(7,077,429)	$(6,542,585)
AB Massachusetts	5,977,055	(11,335,148)	(5,358,093)
AB Minnesota	929,910	(2,281,522)	(1,351,612)
AB New Jersey	1,727,103	(1,866,319)	(139,216)
AB Ohio	232,491	(3,291,689)	(3,059,198)
AB Pennsylvania	755,684	(2,343,669)	(1,587,985)
AB Virginia	4,750,690	(11,928,861)	(7,178,171)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the

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respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of

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cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2023, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the

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net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements are expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2023, the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended November 30, 2023, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Payable for variation margin on centrally cleared swaps	$551,963	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	$173,740

Total		$173,740		$551,963

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,291,521	$(1,620,864)

Total		$1,291,521	$(1,620,864)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$3,926,208	*	Payable for variation margin on centrally cleared swaps	$471,424	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	313,770

Total		$4,239,978			$471,424

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(626,540)	$707,230

Total		$(626,540)	$707,230

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$834,518	*	Payable for variation margin on centrally cleared swaps	$441,904	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	86,611

Total		$921,129			$441,904

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$9,315	$(194,976)

Total		$9,315	$(194,976)

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AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$937,262	*	Payable for variation margin on centrally cleared swaps	$229,554	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	128,101

Total		$1,065,363			$229,554

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(49,837)	$(96,827)

Total		$(49,837)	$(96,827)

AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$22,954	*	Payable for variation margin on centrally cleared swaps	$85,609	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	121,878

Total		$144,832			$85,609

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(40,510)	$(116,167)

Total		$(40,510)	$(116,167)

AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$203,326	*	Payable for variation margin on centrally cleared swaps	$291,288	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	118,247

Total		$321,573			$291,288

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$616,190	$(787,837)

Total		$616,190	$(787,837)

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AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,788,529	*	Payable for variation margin on centrally cleared swaps	$1,091,684	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	307,546

Total		$3,096,075			$1,091,684

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(608,151)	$(301,772)

Total		$(608,151)	$(301,772)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2023:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$1,675,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$13,381,429
Centrally Cleared Inflation Swaps:
Average notional amount	$19,080,000	(a)

(a)	Positions were open for four months during the period.

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AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$3,025,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$41,090,000
Centrally Cleared Inflation Swaps:
Average notional amount	$35,120,000

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$835,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,145,714
Centrally Cleared Inflation Swaps:
Average notional amount	$9,380,000

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$1,235,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,237,143
Centrally Cleared Inflation Swaps:
Average notional amount	$11,820,000

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$1,175,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$7,934,286

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$1,140,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,255,714
Centrally Cleared Inflation Swaps:
Average notional amount	$11,600,000	(a)

(a) Positions were open for four months during the period.

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$2,965,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$22,205,714
Centrally Cleared Inflation Swaps:
Average notional amount	$37,080,000

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and

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liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$173,740	$	– 0	–	$	– 0	–	$	– 0	–	$173,740

Total	$173,740	$	– 0	–	$	– 0	–	$	– 0	–	$173,740	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$313,770	$	– 0	–	$	– 0	–	$(258,998)	$54,772

Total	$313,770	$	– 0	–	$	– 0	–	$(258,998)	$54,772	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$86,611	$	– 0	–	$	– 0	–	$	– 0	–	$86,611

Total	$86,611	$	– 0	–	$	– 0	–	$	– 0	–	$86,611	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$128,101	$	– 0	–	$	– 0	–	$	– 0	–	$128,101

Total	$128,101	$	– 0	–	$	– 0	–	$	– 0	–	$128,101	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$121,878	$	– 0	–	$	– 0	–	$	– 0	–	$121,878

Total	$121,878	$	– 0	–	$	– 0	–	$	– 0	–	$121,878	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$118,247	$	– 0	–	$	– 0	–	$	– 0	–	$118,247

Total	$118,247	$	– 0	–	$	– 0	–	$	– 0	–	$118,247	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$307,546	$	– 0	–	$	– 0	–	$(241,850)	$65,696

Total	$307,546	$	– 0	–	$	– 0	–	$(241,850)	$65,696	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	58,023	976,602	$576,438	$10,017,113

Shares issued in reinvestment of dividends	53,723	131,144	534,354	1,336,610

Shares converted from Class C	36,939	34,592	367,531	350,566

Shares redeemed	(1,038,211)	(2,767,797)	(10,382,553)	(28,191,287)

Net decrease	(889,526)	(1,625,459)	$(8,904,230)	$(16,486,998)

Class C
Shares sold	5,527	36,887	$55,000	$373,574

Shares issued in reinvestment of dividends	2,050	6,032	20,374	61,365

Shares converted to Class A	(37,003)	(34,637)	(367,531)	(350,566)

Shares redeemed	(66,993)	(94,747)	(672,928)	(962,790)

Net decrease	(96,419)	(86,465)	$(965,085)	$(878,417)

Advisor Class
Shares sold	513,066	765,538	$5,170,368	$7,821,695

Shares issued in reinvestment of dividends	11,335	13,374	112,664	136,236

Shares redeemed	(306,499)	(535,021)	(3,017,353)	(5,374,409)

Net increase	217,902	243,891	$2,265,679	$2,583,522

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	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	447,130	814,946	$4,546,231	$8,494,068

Shares issued in reinvestment of dividends	79,746	166,957	807,425	1,723,630

Shares converted from Class C	65,812	128,710	672,512	1,339,523

Shares redeemed	(1,009,480)	(2,528,630)	(10,179,709)	(26,050,756)

Net decrease	(416,792)	(1,418,017)	$(4,153,541)	$(14,493,535)

Class C
Shares sold	12,936	40,715	$128,992	$421,549

Shares issued in reinvestment of dividends	5,238	11,778	52,934	121,330

Shares converted to Class A	(65,944)	(128,958)	(672,512)	(1,339,523)

Shares redeemed	(45,766)	(162,277)	(461,161)	(1,673,092)

Net decrease	(93,536)	(238,742)	$(951,747)	$(2,469,736)

Advisor Class
Shares sold	6,419,472	6,904,856	$63,658,985	$71,194,909

Shares issued in reinvestment of dividends	108,898	175,545	1,102,843	1,812,941

Shares redeemed	(2,739,630)	(6,496,045)	(27,501,207)	(67,050,540)

Net increase	3,788,740	584,356	$37,260,621	$5,957,310

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	57,752	424,294	$536,888	$4,013,726

Shares issued in reinvestment of dividends	27,930	67,209	257,959	635,070

Shares converted from Class C	11,526	17,850	105,622	170,276

Shares redeemed	(303,199)	(1,778,988)	(2,804,574)	(16,898,447)

Net decrease	(205,991)	(1,269,635)	$(1,904,105)	$(12,079,375)

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	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class C
Shares sold	3,097	16,334	$28,714	$156,260

Shares issued in reinvestment of dividends	1,269	4,236	11,734	40,071

Shares converted to Class A	(11,513)	(17,831)	(105,622)	(170,276)

Shares redeemed	(38,446)	(113,622)	(360,130)	(1,062,160)

Net decrease	(45,593)	(110,883)	$(425,304)	$(1,036,105)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	538,294	856,008	$4,789,298	$7,762,589

Shares issued in reinvestment of dividends	64,148	118,266	568,203	1,066,386

Shares converted from Class C	12,192	68,189	105,570	614,165

Shares redeemed	(685,017)	(1,075,895)	(6,072,094)	(9,703,958)

Net decrease	(70,383)	(33,432)	$(609,023)	$(260,818)

Class C
Shares sold	1,196	23,924	$10,600	$216,367

Shares issued in reinvestment of dividends	1,697	514	15,047	5,334

Shares converted to Class A	(12,183)	(68,158)	(105,570)	(614,165)

Shares redeemed	(8,368)	(38,347)	(72,183)	(341,796)

Net decrease	(17,658)	(82,067)	$(152,106)	$(734,260)

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	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	63,477	670,606	$571,008	$6,105,466

Shares issued in reinvestment of dividends	45,952	105,356	413,061	966,530

Shares converted from Class C	11,491	31,112	102,669	289,706

Shares redeemed	(456,911)	(2,897,489)	(4,108,096)	(26,738,110)

Net decrease	(335,991)	(2,090,415)	$(3,021,358)	$(19,376,408)

Class C
Shares sold	7,543	39,722	$68,450	$362,246

Shares issued in reinvestment of dividends	1,755	3,663	15,761	33,579

Shares converted to Class A	(11,503)	(31,144)	(102,669)	(289,706)

Shares redeemed	(1,957)	(41,000)	(17,633)	(375,268)

Net decrease	(4,162)	(28,759)	$(36,091)	$(269,149)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	158,568	556,078	$1,493,425	$5,301,598

Shares issued in reinvestment of dividends	50,531	102,513	474,515	985,728

Shares converted from Class C	17,067	21,399	161,940	211,888

Shares redeemed	(452,699)	(1,266,356)	(4,233,612)	(12,152,248)

Net decrease	(226,533)	(586,366)	$(2,103,732)	$(5,653,034)

Class C
Shares sold	520	21,576	$5,000	$202,642

Shares issued in reinvestment of dividends	579	1,426	5,447	13,728

Shares converted to Class A	(17,067)	(21,397)	(161,940)	(211,888)

Shares redeemed	(26,177)	(34)	(244,951)	(330)

Net increase (decrease)	(42,145)	1,571	$(396,444)	$4,152

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	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023

Class A
Shares sold	205,833	896,713	$2,069,099	$9,303,151

Shares issued in reinvestment of dividends	87,313	180,358	885,048	1,859,464

Shares converted from Class C	55,489	66,508	562,586	682,992

Shares redeemed	(833,029)	(2,517,834)	(8,401,100)	(25,973,402)

Net decrease	(484,394)	(1,374,255)	$(4,884,367)	$(14,127,795)

Class C
Shares sold	7,619	140,321	$78,224	$1,437,680

Shares issued in reinvestment of dividends	4,689	10,374	47,426	106,715

Shares converted to Class A	(55,629)	(66,682)	(562,586)	(682,992)

Shares redeemed	(50,998)	(185,254)	(517,195)	(1,909,367)

Net decrease	(94,319)	(101,241)	$(954,131)	$(1,047,964)

Advisor Class
Shares sold	2,104,009	4,951,888	$21,181,221	$51,254,070

Shares issued in reinvestment of dividends	70,813	121,707	717,989	1,255,816

Shares redeemed	(2,430,984)	(5,362,318)	(24,188,364)	(54,985,611)

Net decrease	(256,162)	(288,723)	$(2,289,154)	$(2,475,725)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater

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risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolios’ investments in municipal securities may be vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). The The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the

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possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially

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unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Replacement Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. LIBOR’s administrator, ICE Benchmark Administration, ceased publishing most LIBOR settings (including some U.S. LIBOR settings) by the end of 2021 and the remaining (and most widely used) U.S. Dollar LIBOR settings after June 30, 2023. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will permit the use of synthetic U.S. Dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There is no assurance that the composition or characteristics of SOFR or any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that the market for SOFR-linked financial instruments will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability. Neither the long-term effects of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2023.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period through May 31, 2023 and the tax years ended November 30, 2022 and November 30, 2021 were as follows:

AB Arizona Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$78,300	$9,758

Total taxable distributions		– 0	–	78,300	9,758
Tax exempt distributions		1,361,219		2,821,654	1,310,750

Total distributions paid		$1,361,219		$2,821,654	$1,320,508

AB Massachusetts Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$278,803	$109,938

Total taxable distributions		– 0	–	278,803	109,938
Tax exempt distributions		3,127,624		5,069,730	2,198,696

Total distributions paid		$3,127,624		$5,348,533	$2,308,634

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AB Minnesota Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$82,286	$22,566

Total taxable distributions		– 0	–	82,286	22,566
Tax exempt distributions		465,910		1,023,480	542,342

Total distributions paid		$465,910		$1,105,766	$564,908

AB New Jersey Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$108,341	$46,195

Total taxable distributions		– 0	–	108,341	46,195
Tax exempt distributions		971,971		1,816,637	916,146

Total distributions paid		$971,971		$1,924,978	$962,341

AB Ohio Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$30,295	$4,910

Total taxable distributions		– 0	–	30,295	4,910
Tax exempt distributions		771,330		1,614,922	813,299

Total distributions paid		$771,330		$1,645,217	$818,209

AB Pennsylvania Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$51,765	$27,752

Total taxable distributions		– 0	–	51,765	27,752
Tax exempt distributions		791,196		1,530,796	790,184

Total distributions paid		$791,196		$1,582,561	$817,936

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AB Virginia Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$224,071	$56,233

Total taxable distributions		– 0	–	224,071	56,233
Tax exempt distributions		2,755,221		5,072,334	2,348,822

Total distributions paid		$2,755,221		$5,296,405	$2,405,055

As of November 30, 2022, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation (Depreciation)(c)	Total Accumulated Earnings (Deficit)(d)
AB Arizona	$	– 0	–	$(2,517,517)	$(4,180,757)	$(6,698,274)
AB Massachusetts		6,106		(711,384)	(8,562,662)	(9,267,940)
AB Minnesota		– 0	–	(147,061)	(1,147,915)	(1,294,976)
AB New Jersey		1,740		(884,169)	(366,661)	(1,249,090)
AB Ohio		4,232		(3,298,971)	(2,521,298)	(5,816,037)
AB Pennsylvania		– 0	–	(946,128)	(1,120,495)	(2,066,623)
AB Virginia		5,748		(2,571,083)	(9,288,144)	(11,853,479)

(a)	These amounts represent 100% tax exempt income.

(b)

At November 30, 2022, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $2,517,517, $711,384, $147,061, $884,619, $3,298,971, $946,128, and $2,571,083, respectively.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2022, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$2,517,517	$	– 0	–
AB Massachusetts	711,384		– 0	–
AB Minnesota	147,061		– 0	–
AB New Jersey	884,169		– 0	–
AB Ohio	2,693,732		605,239
AB Pennsylvania	946,128		– 0	–
AB Virginia	2,571,083		– 0	–

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2023	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.13	$ 10.54	$ 11.43	$ 11.01	$ 11.22	$ 10.98

Income From Investment Operations

Net investment income(a)(b)	.15	.29	.26	.28	.30	.32

Net realized and unrealized gain (loss) on investment transactions	(.04)	(.41)	(.89)	.43	(.21)	.24

Net increase (decrease) in net asset value from operations	.11	(.12)	(.63)	.71	.09	.56

Less: Dividends

Dividends from net investment income	(.14)	(.29)	(.26)	(.29)	(.30)	(.32)

Net asset value, end of period	$ 10.10	$ 10.13	$ 10.54	$ 11.43	$ 11.01	$ 11.22

Total Return

Total investment return based on net asset value(c)	1.08%	(1.09)%	(5.63)%	6.47%	.77%	5.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,447	$78,643	$98,963	$109,779	$105,315	$105,254

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78%^	.79%	.78%	.78%	.78%	.78%

Expenses, before waivers/reimbursements(d)	1.09%^	1.08%	.99%	1.02%	1.00%	1.01%

Net investment income(b)	2.95%^	2.83%	2.34%	2.47%	2.69%	2.90%

Portfolio turnover rate	1%	16%	7%	6%	13%	12%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended November 30, 2023	Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.12	$ 10.53	$ 11.41	$ 10.99	$ 11.20	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.11	.21	.18	.20	.22	.24

Net realized and unrealized gain (loss) on investment transactions	(.04)	(.40)	(.89)	.42	(.22)	.24

Net increase (decrease) in net asset value from operations	.07	(.19)	(.71)	.62	– 0	–	.48

Less: Dividends

Dividends from net investment income	(.10)	(.22)	(.17)	(.20)	(.21)	(.24)

Net asset value, end of period	$ 10.09	$ 10.12	$ 10.53	$ 11.41	$ 10.99	$ 11.20

Total Return

Total investment return based on net asset value(c)	.71%	(1.83)%	(6.26)%	5.68%	.02%	4.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,550	$3,532	$4,585	$5,901	$8,935	$12,211

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53	%^	1.54%	1.53%	1.53%	1.53%	1.53%

Expenses, before waivers/reimbursements(d)	1.84	%^	1.83%	1.74%	1.77%	1.75%	1.76%

Net investment income(b)	2.19	%^	2.09%	1.59%	1.73%	1.95%	2.15%

Portfolio turnover rate	1%	16%	7%	6%	13%	12%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	Six Months Ended November 30, 2023	Year Ended May 31,		March 25 2021(e) to May 31, 2021
		2023	2022

Net asset value, beginning of period	$ 10.13	$ 10.54	$ 11.43	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.16	.32	.29	.06

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.41)	(.89)	.13

Net increase (decrease) in net asset value from operations	.13	(.09)	(.60)	.19

Dividends from net investment income	(.15)	(.32)	(.29)	(.06)

Net asset value, end of period	$ 10.11	$ 10.13	$ 10.54	$ 11.43

Total Return

Total investment return based on net asset value(c)	1.31%	(.84)%	(5.39)%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,509	$10,335	$8,182	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.53%^	.54%	.53%	.53	%^

Expenses, before waivers/reimbursements(d)	.85%^	.83%	.74%	1.00	%^

Net investment income(b)	3.21%^	3.09%	2.60%	2.70	%^

Portfolio turnover rate	1%	16%	7%	6%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.30		$ 10.66	$ 11.66	$ 11.15	$ 11.28	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.15		.27	.24	.27	.31	.33

Net realized and unrealized gain (loss) on investment transactions	– 0	–	(.34)	(1.00)	.52	(.12)	.19

Net increase (decrease) in net asset value from operations	.15		(.07)	(.76)	.79	.19	.52

Less: Dividends

Dividends from net investment income	(.15)		(.29)	(.24)	(.28)	(.32)	(.33)

Net asset value, end of period	$ 10.30		$ 10.30	$ 10.66	$ 11.66	$ 11.15	$ 11.28

Total Return

Total investment return based on net asset value(c)	1.47%		(.64)%	(6.63)%	7.15%	1.67%	4.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$81,633		$85,971	$104,117	$121,419	$114,592	$126,955

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77	%^	.77%	.77%	.77%	.77%	.78%

Expenses, before waivers/reimbursements(d)	.89	%^	.90%	.87%	.90%	.90%	.90%

Net investment income(b)	2.95	%^	2.65%	2.08%	2.36%	2.76%	2.95%

Portfolio turnover rate	9%		14%	11%	4%	13%	12%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.28		$ 10.64	$ 11.64	$ 11.13	$ 11.26	$ 11.07

Income From Investment Operations

Net investment income(a)(b)	.11		.20	.15	.19	.23	.24

Net realized and unrealized gain (loss) on investment transactions	– 0	–	(.35)	(1.00)	.51	(.13)	.20

Net increase (decrease) in net asset value from operations	.11		(.15)	(.85)	.70	.10	.44

Less: Dividends

Dividends from net investment income	(.11)		(.21)	(.15)	(.19)	(.23)	(.25)

Net asset value, end of period	$ 10.28		$ 10.28	$ 10.64	$ 11.64	$ 11.13	$ 11.26

Total Return

Total investment return based on net asset value(c)	1.10%		(1.39)%	(7.35)%	6.36%	.91%	3.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,182		$6,146	$8,904	$16,789	$22,940	$29,381

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.53%

Expenses, before waivers/reimbursements(d)	1.64	%^	1.65%	1.62%	1.65%	1.65%	1.65%

Net investment income(b)	2.20	%^	1.90%	1.32%	1.62%	2.02%	2.20%

Portfolio turnover rate	9%		14%	11%	4%	13%	12%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.30	$ 10.66	$ 11.66	$ 11.15	$ 11.27	$ 11.08

Income From Investment Operations

Net investment income(a)(b)	.16	.30	.27	.30	.34	.35

Net realized and unrealized gain (loss) on investment transactions	(.01)	(.35)	(1.00)	.52	(.11)	.20

Net increase (decrease) in net asset value from operations	.15	(.05)	(.73)	.82	.23	.55

Less: Dividends

Dividends from net investment income	(.16)	(.31)	(.27)	(.31)	(.35)	(.36)

Net asset value, end of period	$ 10.29	$ 10.30	$ 10.66	$ 11.66	$ 11.15	$ 11.27

Total Return

Total investment return based on net asset value(c)	1.50%	(.39)%	(6.39)%	7.42%	2.01%	5.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$150,380	$111,450	$109,141	$78,396	$61,825	$57,879

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52%^	.52%	.52%	.52%	.52%	.53%

Expenses, before waivers/reimbursements(d)	.64%^	.65%	.62%	.65%	.65%	.65%

Net investment income(b)	3.22%^	2.91%	2.34%	2.61%	3.00%	3.20%

Portfolio turnover rate	9%	14%	11%	4%	13%	12%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.41	$ 9.74	$ 10.56	$ 10.32	$ 10.33	$ 10.11

Income From Investment Operations

Net investment income(a)(b)	.12	.23	.21	.22	.25	.28

Net realized and unrealized gain (loss) on investment transactions	(.05)	(.31)	(.82)	.28	.01 (f)	.22

Net increase (decrease) in net asset value from operations	.07	(.08)	(.61)	.50	.26	.50

Less: Dividends

Dividends from net investment income	(.11)	(.25)	(.21)	(.26)	(.27)	(.28)

Net asset value, end of period	$ 9.37	$ 9.41	$ 9.74	$ 10.56	$ 10.32	$ 10.33

Total Return

Total investment return based on net asset value(c)	.77%	(.84)%	(5.85)%	4.87%	2.51%	5.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,730	$33,801	$47,331	$54,933	$49,723	$51,638

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.86%^	.85%	.85%	.85%	.85%	.87%

Expenses, before waivers/reimbursements(d)	1.60%^	1.52%	1.10%	1.22%	1.26%	1.27%

Net investment income(b)	2.69%^	2.45%	2.01%	2.07%	2.44%	2.73%

Portfolio turnover rate	1%	17%	9%	5%	10%	14%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.42	$ 9.75	$ 10.57	$ 10.33	$ 10.35	$ 10.12

Income From Investment Operations

Net investment income(a)(b)	.09	.16	.13	.14	.18	.20

Net realized and unrealized gain (loss) on investment transactions	(.06)	(.32)	(.82)	.28	(.01)	.23

Net increase (decrease) in net asset value from operations	.03	(.16)	(.69)	.42	.17	.43

Less: Dividends

Dividends from net investment income	(.07)	(.17)	(.13)	(.18)	(.19)	(.20)

Net asset value, end of period	$ 9.38	$ 9.42	$ 9.75	$ 10.57	$ 10.33	$ 10.35

Total Return

Total investment return based on net asset value(c)	.39%	(1.59)%	(6.56)%	4.08%	1.64%	4.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,437	$1,872	$3,018	$4,420	$4,922	$6,226

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.61%^	1.60%	1.60%	1.60%	1.60%	1.62%

Expenses, before waivers/reimbursements(d)	2.36%^	2.27%	1.86%	1.97%	2.02%	2.02%

Net investment income(b)	1.94%^	1.70%	1.25%	1.31%	1.69%	1.98%

Portfolio turnover rate	1%	17%	9%	5%	10%	14%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.04	$ 9.29	$ 10.13	$ 9.59	$ 9.84	$ 9.63

Income From Investment Operations

Net investment income(a)(b)	.15	.28	.27	.28	.30	.31

Net realized and unrealized gain (loss) on investment transactions	(.04)	(.23)	(.84)	.55	(.25)	.21

Net increase (decrease) in net asset value from operations	.11	.05	(.57)	.83	.05	.52

Less: Dividends

Dividends from net investment income	(.15)	(.30)	(.27)	(.29)	(.30)	(.31)

Net asset value, end of period	$ 9.00	$ 9.04	$ 9.29	$ 10.13	$ 9.59	$ 9.84

Total Return

Total investment return based on net asset value(c)	1.25%	.55%	(5.71)%	8.74%	.50%	5.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,136	$60,002	$62,000	$70,145	$66,446	$79,995

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82%^	.82%	.82%	.82%	.84%	.84%

Expenses, before waivers/reimbursements(d)	1.24%^	1.27%	1.15%	1.14%	1.12%	1.07%

Net investment income(b)	3.44%^	3.14%	2.70%	2.78%	3.09%	3.23%

Portfolio turnover rate	8%	26%	21%	22%	10%	8%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.04	$ 9.30	$ 10.13	$ 9.60	$ 9.85	$ 9.64

Income From Investment Operations

Net investment income(a)(b)	.12	.21	.19	.20	.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.24)	(.82)	.54	(.25)	.21

Net increase (decrease) in net asset value from operations	.09	(.03)	(.63)	.74	(.02)	.45

Less: Dividends

Dividends from net investment income	(.12)	(.23)	(.20)	(.21)	(.23)	(.24)

Net asset value, end of period	$ 9.01	$ 9.04	$ 9.30	$ 10.13	$ 9.60	$ 9.85

Total Return

Total investment return based on net asset value(c)	.98%	(.31)%	(6.33)%	7.81%	(.25)%	4.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,386	$1,551	$2,357	$5,269	$7,891	$10,244

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57%^	1.57%	1.57%	1.57%	1.59%	1.59%

Expenses, before waivers/reimbursements(d)	1.99%^	2.02%	1.89%	1.89%	1.87%	1.82%

Net investment income(b)	2.69%^	2.37%	1.92%	2.05%	2.34%	2.48%

Portfolio turnover rate	8%	26%	21%	22%	10%	8%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.15	$ 9.50	$ 10.34	$ 9.88	$ 10.01	$ 9.83

Income From Investment Operations

Net investment income(a)(b)	.14	.26	.23	.26	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.34)	(.84)	.46	(.13)	.19

Net increase (decrease) in net asset value from operations	.11	(.08)	(.61)	.72	.15	.47

Less: Dividends

Dividends from net investment income	(.13)	(.27)	(.23)	(.26)	(.28)	(.29)

Net asset value, end of period	$ 9.13	$ 9.15	$ 9.50	$ 10.34	$ 9.88	$ 10.01

Total Return

Total investment return based on net asset value(c)	1.26%	(.84)%	(6.04)%	7.40%	1.45%	4.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,393	$49,565	$71,345	$69,533	$66,573	$75,542

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%^	.81%	.80%	.80%	.81%	.81%

Expenses, before waivers/reimbursements(d)	1.38%^	1.31%	1.15%	1.16%	1.13%	1.11%

Net investment income(b)	3.06%^	2.83%	2.32%	2.52%	2.78%	2.90%

Portfolio turnover rate	13%	12%	15%	17%	19%	8%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.14	$ 9.49	$ 10.34	$ 9.88	$ 10.01	$ 9.83

Income From Investment Operations

Net investment income(a)(b)	.10	.19	.16	.18	.20	.21

Net realized and unrealized gain (loss) on investment transactions	(.02)	(.34)	(.86)	.47	(.13)	.18

Net increase (decrease) in net asset value from operations	.08	(.15)	(.70)	.65	.07	.39

Less: Dividends

Dividends from net investment income	(.10)	(.20)	(.15)	(.19)	(.20)	(.21)

Net asset value, end of period	$ 9.12	$ 9.14	$ 9.49	$ 10.34	$ 9.88	$ 10.01

Total Return

Total investment return based on net asset value(c)	.88%	(1.58)%	(6.85)%	6.60%	.70%	4.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,497	$1,538	$1,870	$3,986	$5,728	$8,040

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%^	1.56%	1.55%	1.55%	1.56%	1.56%

Expenses, before waivers/reimbursements(d)	2.13%^	2.07%	1.90%	1.91%	1.88%	1.86%

Net investment income(b)	2.31%^	2.10%	1.55%	1.78%	2.03%	2.15%

Portfolio turnover rate	13%	12%	15%	17%	19%	8%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.57	$ 9.96	$ 10.90	$ 10.45	$ 10.55	$ 10.35

Income From Investment Operations

Net investment income(a)(b)	.15	.28	.26	.28	.31	.32

Net realized and unrealized gain (loss) on investment transactions	(.08)	(.38)	(.93)	.46	(.11)	.20

Net increase (decrease) in net asset value from operations	.07	(.10)	(.67)	.74	.20	.52

Less: Dividends

Dividends from net investment income	(.15)	(.29)	(.27)	(.29)	(.30)	(.32)

Net asset value, end of period	$ 9.49	$ 9.57	$ 9.96	$ 10.90	$ 10.45	$ 10.55

Total Return

Total investment return based on net asset value(c)	.71%	(1.01)%	(6.31)%	7.15%	1.95%	5.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,501	$50,082	$57,968	$64,592	$66,575	$74,496

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%^	.85%	.85%	.85%	.85%	.86%

Expenses, before waivers/reimbursements(d)	1.37%^	1.35%	1.18%	1.19%	1.14%	1.12%

Net investment income(b)	3.24%^	2.88%	2.46%	2.64%	2.91%	3.07%

Portfolio turnover rate	12%	15%	13%	12%	11%	9%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.57	$ 9.96	$ 10.91	$ 10.45	$ 10.56	$ 10.36

Income From Investment Operations

Net investment income(a)(b)	.12	.21	.18	.20	.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.09)	(.39)	(.95)	.47	(.12)	.20

Net increase (decrease) in net asset value from operations	.03	(.18)	(.77)	.67	.11	.44

Less: Dividends

Dividends from net investment income	(.11)	(.21)	(.18)	(.21)	(.22)	(.24)

Net asset value, end of period	$ 9.49	$ 9.57	$ 9.96	$ 10.91	$ 10.45	$ 10.56

Total Return

Total investment return based on net asset value(c)	.33%	(1.76)%	(7.11)%	6.45%	1.09%	4.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$620	$1,029	$1,056	$3,136	$4,181	$6,712

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%^	1.60%	1.60%	1.60%	1.60%	1.61%

Expenses, before waivers/reimbursements(d)	2.12%^	2.10%	1.93%	1.94%	1.89%	1.87%

Net investment income(b)	2.46%^	2.13%	1.70%	1.89%	2.16%	2.31%

Portfolio turnover rate	12%	15%	13%	12%	11%	9%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.31	$ 10.62	$ 11.61	$ 11.09	$ 11.19	$ 10.99

Income From Investment Operations

Net investment income(a)(b)	.14	.26	.23	.26	.29	.32

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.30)	(.99)	.52	(.10)	.20

Net increase (decrease) in net asset value from operations	.11	(.04)	(.76)	.78	.19	.52

Less: Dividends

Dividends from net investment income	(.13)	(.27)	(.23)	(.26)	(.29)	(.32)

Net asset value, end of period	$ 10.29	$ 10.31	$ 10.62	$ 11.61	$ 11.09	$ 11.19

Total Return

Total investment return based on net asset value(c)	1.11%	(.37)%	(6.64)%	7.10%	1.71%	4.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$110,378	$115,542	$133,626	$147,660	$133,346	$127,353

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%^	.80%	.80%	.80%	.80%	.81%

Expenses, before waivers/reimbursements(d)	.90%^	.91%	.86%	.89%	.90%	.90%

Net investment income(b)	2.77%^	2.49%	2.04%	2.27%	2.62%	2.89%

Portfolio turnover rate	8%	13%	13%	9%	16%	6%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.28	$ 10.59	$ 11.58	$ 11.07	$ 11.16	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.10	.18	.15	.17	.21	.23

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.30)	(1.00)	.51	(.09)	.21

Net increase (decrease) in net asset value from operations	.07	(.12)	(.85)	.68	.12	.44

Less: Dividends

Dividends from net investment income	(.09)	(.19)	(.14)	(.17)	(.21)	(.24)

Net asset value, end of period	$ 10.26	$ 10.28	$ 10.59	$ 11.58	$ 11.07	$ 11.16

Total Return

Total investment return based on net asset value(c)	.74%	(1.11)%	(7.37)%	6.22%	1.04%	4.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,184	$7,163	$8,452	$13,118	$20,540	$27,759

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%^	1.55%	1.55%	1.55%	1.55%	1.56%

Expenses, before waivers/reimbursements(d)	1.65%^	1.67%	1.61%	1.64%	1.65%	1.66%

Net investment income(b)	2.02%^	1.74%	1.29%	1.53%	1.89%	2.15%

Portfolio turnover rate	8%	13%	13%	9%	16%	6%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.31	$ 10.62	$ 11.61	$ 11.10	$ 11.20	$ 10.99

Income From Investment Operations

Net investment income(a)(b)	.15	.28	.26	.29	.32	.34

Net realized and unrealized gain (loss) on investment transactions	(.03)	(.30)	(.99)	.51	(.10)	.22

Net increase (decrease) in net asset value from operations	.12	(.02)	(.73)	.80	.22	.56

Less: Dividends

Dividends from net investment income	(.14)	(.29)	(.26)	(.29)	(.32)	(.35)

Net asset value, end of period	$ 10.29	$ 10.31	$ 10.62	$ 11.61	$ 11.10	$ 11.20

Total Return

Total investment return based on net asset value(c)	1.24%	(.12)%	(6.41)%	7.27%	1.96%	5.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82,401	$85,165	$90,811	$75,692	$56,772	$55,678

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%^	.55%	.55%	.55%	.55%	.56%

Expenses, before waivers/reimbursements(d)	.64%^	.66%	.61%	.64%	.65%	.65%

Net investment income(b)	3.01%^	2.73%	2.30%	2.51%	2.87%	3.14%

Portfolio turnover rate.	8%	13%	13%	9%	16%	6%

See footnote summary on pages 167-168.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2023 (unaudited)		Year Ended May 31,
			2023	2022	2021	2020	2019

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78	%^	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	1.09	%^	1.07%	.99%	1.02%	1.00%	1.00%
Class C
Net of waivers/reimbursements	1.53	%^	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.84	%^	1.82%	1.74%	1.77%	1.75%	1.75%
Advisor Class
Net of waivers/reimbursements	.53	%^	.53%	.53%	.53%^	N/A	N/A
Before waivers/reimbursements	.85	%^	.82%	.74%	1.00%^	N/A	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77	%^	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.89	%^	.90%	.87%	.90%	.90%	.89%
Class C
Net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.64	%^	1.65%	1.62%	1.65%	1.65%	1.64%
Advisor Class
Net of waivers/reimbursements	.52	%^	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.64	%^	.65%	.62%	.65%	.65%	.64%

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.59	%^	1.52%	1.10%	1.22%	1.26%	1.26%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%^	1.60%^	1.60%^	1.60%^	1.60%^
Before waivers/reimbursements	2.35	%^	2.27%	1.86%	1.97%	2.02%	2.01%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82	%^	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.24	%^	1.27%	1.15%	1.14%	1.10%	1.05%
Class C
Net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.99	%^	2.02%	1.89%	1.89%	1.85%	1.80%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2023		Year Ended May 31,
			2023	2022	2021	2020	2019

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.37	%^	130%	1.15%	1.16%	1.12%	1.10%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	2.13	%^	2.06%	1.90%	1.91%	1.87%	1.85%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.37	%^	1.35%	1.18%	1.19%	1.14%	1.11%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	2.12	%^	2.10%	1.93%	1.94%	1.89%	1.86%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.90	%^	.91%	.86%	.89%	.90%	.90%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.65	%^	1.66%	1.61%	1.64%	1.65%	1.65%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.64	%^	.66%	.61%	.64%	.65%	.65%

(e)	Commencement of distributions.

(f)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

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BOARD OF TRUSTEES

Garry L. Moody,(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1) Emilie D. Wrapp, Advisory Board Member

OFFICERS

Daryl Clements,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

One Congress Street,

Suite 1
Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Clements, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

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those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A Shares (in the case of each other Fund) against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A Shares (in the case of each other Fund) against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods, as applicable, ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception, as applicable. Based on their review, and after discussing with the Adviser the reasons for AB Arizona Portfolio’s underperformance in the most recent period, the directors concluded that each Fund’s investment performance was acceptable.

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Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median in the case of AB Minnesota Portfolio, equal to the median in the case of AB Massachusetts Portfolio, and above the median in the case of each of AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A shares (in the case of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio) in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratio for each of AB Arizona Portfolio and AB Massachusetts Portfolio was acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the medians, and that the expense ratio for AB Virginia Portfolio was above a median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

abfunds.com	AB MUNICIPAL INCOME FUND II | 175

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

176 | AB MUNICIPAL INCOME FUND II	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Conservative Buffer ETF

Core Plus Bond ETF

Corporate Bond ETF

Disruptors ETF

High Yield ETF

Tax-Aware Intermediate Municipal ETF

Tax-Aware Long Municipal ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

abfunds.com	AB MUNICIPAL INCOME FUND II | 177

NOTES

178 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES

abfunds.com	AB MUNICIPAL INCOME FUND II | 179

NOTES

180 | AB MUNICIPAL INCOME FUND II	abfunds.com

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0152-1123

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

13(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	January 26, 2024